                    Investing                                          EDUCATION
[EV Logo]           for the
================    21st                                   [Photo of Brick Wall]
    Mutual Funds    Century

Semiannual Report September 30, 1997

                                   EATON VANCE

[Photo of Highway]                   LIMITED

                            MATURITY MUNICIPALS FUND

                                    MARATHON                          California
                                                                     Connecticut
                      Global Management-Global Distribution              Florida
                                                                   Massachusetts
                                                                        Michigan
                                                                      New Jersey
                                                                        New York
                                                                            Ohio
                                                                    Pennsylvania


[Photo of Bridge]

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

---------------------------

[Photo of Thomas J. Fetter]

---------------------------
Thomas J. Fetter,
President

The municipal bond market continued to respond favorably in 1997 to an economic climate of solid growth yet low inflation. Gross domestic product (GDP), a widely-used measure of economic performance, grew 4.9% in the first quarter, 3.3% in the second, and 3.3% in the third. However, inflation remained in the 2-to-3% range due to higher productivity brought on by technology and an increase in global competition. While the Federal Reserve elected to raise the Fed Funds Rate - the primary short-term interest rate benchmark - 0.25% to 5.5% in March, it has since maintained a stable interest rate policy in response to a benign inflation outlook. Not surprisingly, municipal bonds have turned in solid returns, with the Lehman Brothers Municipal Bond Index* - an unmanaged index of municipal bonds - rising 9.0% during the year ended September 30, 1997.

The municipal bond market has been characterized by heavy issuance and strong investor demand

According to Standard & Poor's, nearly $227 billion in municipal securities were brought to market in 1996, a 14% increase from the prior year. Thus far in 1997, municipal issuance has kept up that pace. Issuers have redeemed older bonds with relatively high coupons and replaced them with new bonds bearing lower coupons. This municipal refunding activity has been sparked in part by the strong market rally of recent months that has seen yields for 30-year AAA-rated general obligations decline to the 5.25% level at September 30. At that level, municipal yields represent 82% of 30-year Treasury yields, making them an attractive option for investors.

Amid Washington's newly found fiscal responsibility, the outlook for municipal bonds appears bright

We believe the long-term outlook for municipal bonds has improved in the past year for several reasons. First, Congress and the Clinton Administration agreed to balance the budget by 2002. This would sharply reduce the government's borrowing needs, leading to lower interest rates and channeling investments into more productive areas of the economy. Second, the marginal tax rates of many taxpayers remain high. For them, municipal bonds may still be the best vehicle for tax relief. And finally, a balanced investment portfolio features equities, bonds, and cash. The stock market has shown higher-than-normal volatility this year, capped by steep price declines in late October. Following three years of stock market outperformance, we believe investors should consider reallocating a portion of their portfolios to bonds to maintain a prudent asset allocation. For these reasons, we believe that the municipal market will continue to attract tax-conscious investors. Eaton Vance will continue its leadership role in seeking high, tax-free income.

                    Sincerely,

                /s/ Thomas J. Fetter,
                    Thomas J. Fetter
                    President
                    November 10, 1997

*It is not possible to invest directly in an Index.

Municipal bonds yield 82% of Treasury yields

------------------------------          ------------------------
            5.25%                               8.20%
------------------------------          ------------------------
30-Year AAA-rated                       Taxable equivalent yield
General Obligation (GO) Bonds*          in 36% tax bracket

------------------------------
            6.40%
------------------------------
30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yield are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 1997.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

--------------------------------------------------------------------------
    Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------

EV Marathon California Limited Maturity Municipals Fund as of September 30,1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

----------------------------

[Photo of Cynthia J. Clemson

----------------------------
Cynthia J. Clemson,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
o Robust economic growth should continue in California for the foreseeable future, with job growth up for the fifth consecutive year. Primary strength was in business services, software, and entertainment. Construction and real estate also enjoyed good growth as home prices in Southern California reversed a long downtrend.

o California exports continue to expand rapidly, growing 19% in the past year despite a deep recession in Mexico, the state's fourth largest export customer. Exports have grown at more than twice the rate of state gross product over the past decade.

o The state's exodus appears to have slowed. According to vehicle registrations, the number of people moving to California has increased, while an improving economy has slowed the emigration to other states.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.6% and 5.0%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.24 on September 30, 1997 from $9.98 on March 31, 1997, and the reinvestment of $0.198 per share in tax-free income for Class I, and $0.235 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.24 per share on September 30, 1997, the distribution rate was 3.89% for Class I shares and 4.60% for Class II shares.(3)

o The SEC yields at September 30 were 3.34% and 4.08%, respectively.(4)

Management Update
--------------------------------------------------------------------------------
o There have been several shifts in the Portfolio in recent months. Adopting a barbell approach, we have somewhat reduced our exposure to insured issues while seeking select high-yield opportunities.

o The Portfolio focused on health care bonds, which had cheapened in the face of health care reform proposals. We discovered especially good values among smaller hospital issues. Elsewhere, we've found industrial development bonds increasingly attractive with a strengthening California economy.

o We have increased the diversification of the Portfolio, and extended our efforts to enhance liquidity.

Your Investment at Work
--------------------------------------------------------------------------------
  California Statewide Communities
  Development Corporation - Pacific Homes                      [Graphic Omitted]

o Pacific Homes was incorporated in 1929 by the United Methodist Church to provide housing, nursing and social services for seniors.

o The proceeds of these certificates of participation were used to fund the construction and renovation of 16 new residential units at Pacific Homes Casa de Manana facility in La Jolla.

o With its 5.9% coupon, the bond provides the Fund an investment from a quality issuer and good potential for capital appreciation.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2)A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
                       Class I            Class II
                       -------            --------
One Year                 6.1%               6.8%
Five Years               4.6                4.8
Life of Fund (5/29/92)   4.9                5.0

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                  3.1%              6.8%
Five Years                4.6               4.8
Life of Fund (5/29/92)    4.9               5.0

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - Hospitals*                       19.9%
Insured - General Obligations*             12.5%
Insured - Special Tax*                      8.5%
Escrowed/prerefunded                        8.3%
Insured - Transportation                    7.0%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             32
Average Rating                               AA
Average Coupon                             5.84%
Average Effective Maturity             10.5 Yrs.
Average Maturity                        8.1 Yrs.
Average Duration                        6.7 Yrs.

EV Marathon Connecticut Limited Maturity Municipals Fund as of
September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
o Connecticut's recovery from the 1989-92 recession continued in 1997, although the state still lagged national trends. Most of the state's employment gains have come in the business services area, including finance, software and internet services, as well as health services. Retail and construction have also been good job providers.

o Connecticut's labor force has grown by 1.1% in the past year, but at a slower pace than the nation as a whole. The state's unemployment rate of 4.5% was well below last year's 5.6% mark, and has now fallen below the national rate.

o By August, state tax receipts were roughly 8.8% higher than the same period last year. Personal income tax and real estate tax revenues each showed significant growth over 1996. Corporate tax receipts, in contrast, were more than 13% below last year's levels.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.3% and 4.6%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.02 on September 30, 1997 from $9.79 on March 31, 1997, and the reinvestment of $0.184 per share in tax-free income for Class I, and $0.220 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.02 per share on September 30, 1997, the distribution rate was 3.69% for Class I shares and 4.41% for Class II shares.(3)

o The SEC yields at September 30 were 3.23% and 4.15%, respectively.(4)

Management Update
--------------------------------------------------------------------------------
o In a market characterized by increasing volatility, the Portfolio remained generally neutrally positioned through the period, with little change in duration.

o The Portfolio took advantage of Eaton Vance's extensive research resources to find higher-yielding opportunities. Conversely, our research helped us avoid a number of deteriorating situations.

o With insured bonds comprising an increasingly large percentage of municipal bond issuance, it has become more challenging to find value in a generic market. We have therefore turned to the lower-rated, investment grade sector of the municipal market, where lesser-known issuers may represent interesting values.

Your Investment at Work
--------------------------------------------------------------------------------
  Connecticut Municipal Electric Cooperative                   [Graphic Omitted]
  Power Supply Revenue Bonds

o The Connecticut Municipal Electric Energy Cooperative finances, acquires, and builds generating resources to provide cost-efficient and reliable power supplies to its member communities.

o These bonds were issued in 1996 to refund a portion of an earlier issue of outstanding Power Supply System bonds.

o The bonds, rated Aaa/AAA by Moody's and S&P, carry an attractive 6.00% coupon from a very high-quality issuer, while providing ample call protection.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2)A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
                        Class I           Class II
                        -------           --------
One Year                  5.9%              6.3%
Life of Fund (4/16/93)    4.0               4.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                  2.9%              6.3%
Life of Fund (4/16/93)    4.0               4.1

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - General Obligations*             14.9%
General Obligations                        14.4%
Education                                  12.0%
Insured - Transportation*                   8.2%
Insured - Hospitals*                        6.6%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             30
Average Rating                              AA-
Average Coupon                             5.86%
Average Effective Maturity              9.4 Yrs.
Average Maturity                       12.5 Yrs.
Average Duration                        6.8 Yrs.

EV Marathon Florida Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
o Florida has enjoyed a relatively strong employment picture. The state's employment rolls grew by nearly 200,000 in the past year, accentuated by gains in the retail, construction, and entertainment industries. Net income continued to grow, as wages rose 4.0%, while property income grew 5.1%.

o The outlook is positive on the Florida tourism front. Room rates have increased and resorts continue to enjoy strong occupancy rates, surpassing previous records. The strong dollar, however, has negatively impacted European travel to the state.

o Florida continues to merit a AA rating from major ratings agencies, reflecting rapid population growth and a broadening economic base. Despite the demands for increased infrastructure to match fast growth, the state has limited its debt levels to 3.2% of personal income.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.0% and 4.3%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.18 on September 30, 1997 from $9.98 on March 31, 1997, and the reinvestment of $0.193 per share in tax-free income for Class I, and $0.230 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.18 per share on September 30, 1997, the distribution rate was 3.81% for Class I shares and 4.54% for Class II shares.(3)

o The SEC yields at September 30 were 3.29% and 4.03%, respectively.(4)

Management Update
--------------------------------------------------------------------------------
o The Portfolio featured relatively few changes during the period, focusing on structural adjustments. General obligations, insured hospitals, and electric utilities represented the largest sector weightings in the Portfolio.

o As always, call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. By improving the Fund's call protection, we have increased its capital appreciation potential.

o Insured bonds represented a relatively high percentage of the Portfolio's holdings, an important consideration for quality-conscious Florida investors.

Your Investment at Work
--------------------------------------------------------------------------------
  Polk County, FL Industrial Development Authority
  IMC Fertilizer Corp.                                         [Graphic Omitted]

o IMC Fertilizer is one of the world's largest producers of potash, phosphate, and phosphate fertilizer.

o The proceeds of this bond were used to finance a 415-acre containment basin for the storage of phosphogypsom, a manufacturing by-product.

o The bonds provide a 7.53% coupon and give the Portfolio the opportunity to add yield while investing in a valuable environmental project for an industry leader.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2)A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5)Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                  4.6%              5.4%
Five Years                4.5               4.7
Life of Fund (5/29/92)    4.7               4.9

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                  1.6%              5.4%
Five Years                4.5               4.7
Life of Fund (5/29/92)    4.7               4.9

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

General Obligations (GO)                   30.2%
Insured - Hospitals*                       12.7%
Electric Utilities                         11.8%
Escrowed/prerefunded                        8.0%
Insured - Water & Sewer*                    6.6%

Portfolio Overview(6)
--------------------------------------------------------------------------------
Number of Issues                             43
Average Rating                               AA
Average Coupon                            5.73%
Average Effective Maturity             9.9 Yrs.
Average Maturity                      12.9 Yrs.
Average Duration                       6.9 Yrs.

EV Marathon Massachusetts Limited Maturity Municipals Fund as of
September 30,1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
o The Massachusetts economy mirrored the strong growth at the national level. Unemployment measured only 4.0% in September, again below that of the nation as a whole. Technology, health care and financial services continued to register the strongest job growth among industry sectors.

o The Massachusetts construction industry is likely to be among the state's fastest-growing segments in coming years, according to DRI/McGraw-Hill. Boston's Central Artery Project, expected to reach its employment peak in 1999, should provide a major boost, with 6,600 people employed on the project.

o Massachusetts remains one of the nation's leading purveyors of technology-based products and services, including software, computer, and Internet-based services. That strength should mitigate the continuing effects of defense cutbacks, health care restructuring and banking consolidations.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.3% and 4.7%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.23 on September 30, 1997 from $9.99 on March 31, 1997, and the reinvestment of $0.191 per share in tax-free income for Class I, and $0.227 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.23 per share on September 30, 1997, the distribution rate was 3.74% for Class I shares and 4.46% for Class II shares.(3)

o The SEC yields at September 30 were 3.43% and 4.18%, respectively.(4)

Management Update
--------------------------------------------------------------------------------
o In an increasingly generic market, quality spreads - the yield difference between bonds of varying quality - narrowed appreciably. Therefore, we redoubled our efforts to find special situations that would provide attractive yield opportunities for the Fund.

o The Portfolio had a fairly large exposure to housing bonds. Amid relatively large supply, the Massachusetts housing sector offered attractive opportunities to add yield to the Portfolio.

o We added to the Portfolio's non-rated and lower-rated investment-grade bonds. Eaton Vance's research resources provide us a valuable advantage in that segment of the market.

Your Investment at Work
--------------------------------------------------------------------------------
  Massachusetts Health & Educational Finance Authority
  Milford-Whitinsville Hospital                                [Graphic Omitted]

o Milford-Whitinsville Regional Hospital is a teaching hospital that operates facilities in three locations in central Massachusetts.

o The hospital provides a broad range of community health care services, including surgery, obstetrics, gynecology, orthopedics and pediatrics.

o This 7.12% bond, rated Baa3/BB by Moody's and S&P, is representative of the Portfolio's efforts to find value in lower-rated bonds in the growing life care sector, which is playing an increasingly important role in the nation's health care picture.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                       Class I            Class II
                       -------            --------
One Year                 5.7%               6.5%
Five Years               4.7                4.9
Life of Fund (6/1/92)    4.8                5.0

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                       Class I            Class II
                       -------            --------
One Year                 2.7%               6.5%
Five Years               4.7                4.9
Life of Fund (6/1/92)    4.8                5.0

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - Housing*                         20.0%
Hospitals                                   9.3%
Insured - Water & Sewer*                    8.8%
Insured - GOs*                              8.5%
General Obligations (GO)                    7.4%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             37
Average Rating                              AA-
Average Coupon                             5.88%
Average Effective Maturity            10.7 Yrs.
Average Maturity                      12.6 Yrs.
Average Duration                       7.4 Yrs.

EV Marathon Michigan Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------
o Michigan's economy rose in concert with the national trends, with employment reaching new record highs. Once again, the service, trade and construction sectors led the way in job creation. Meanwhile, Big Three auto makers, a critical source of manufacturing employment, enjoyed strong sales of pickup trucks and sport utility vehicles.

o Detroit continued its success story, aided by the strong auto sector and sharp rise in commercial construction, boosted by the prospect of new downtown stadiums for football and baseball, as well as pending casino developments. Reflecting that growth, the city's residential property values have risen 13% in the past year alone.

o The state remains in sound fiscal health. With its Budget Stabilization Fund at more than 7.8% of general revenues, the state has a good measure of financial flexibility. Through sound management and an improving economic picture, Michigan continues to merit a Aa-rating from Moody's.

The Fund
--------------------------------------------------------------------------------

o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.1% and 4.4%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $9.94 on September 30, 1997 from $9.74 on March 31, 1997, and the reinvestment of $0.192 per share in tax-free income for Class I, and $0.229 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $9.94 per share on September 30, 1997, the distribution rate was 3.88% for Class I shares and 4.62% for Class II shares. (3)

o The SEC yields at September 30 were 3.40% and 4.15%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o There were relatively few changes to the Portfolio during the period. General obligations and hospital revenue bonds were among the Portfolio's largest sector weightings.

o The Portfolio had several bonds with exposure to the City of Detroit. The city has made strides economically in recent years and its general obligations have been among the Michigan market's stellar performers.

o We continued our efforts to upgrade the Fund's call protection. By improving call protection, we are able to avoid untimely bond redemptions that would require investment at unfavorable interest rate levels. In addition, ample call protection increases the Fund's capital appreciation potential.

Your Investment at Work
--------------------------------------------------------------------------------

  Pittsfield Township MIEcon.
  Development Corp.
  Arbor Hospice                                               {Graphic Omitted]

o These bonds were issued to finance the purchase and construction costs of Arbor Hospice, a facility near Ann Arbor dedicated to the continuing care of critically ill patients.

o The Arbor Hospice bond is a good example of a municipal bond investment used to fund a novel solution to a major health care challenge.

o This 7.875% bond is representative of the Portfolio's efforts, in a market dominated by local school district bonds, to find opportunities in smaller, non-rated health care issues.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calcaulated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 6.3%               7.0%
Life of Fund (4/16/93)   4.0                4.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 3.3%               7.0%
Life of Fund (4/16/93)   4.0                4.1

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - General Obligations*             16.2%
Hospitals                                  16.0%
Special Tax Revenue                        12.7%
General Obligations                        10.0%
Escrowed/prerefunded                        9.7%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             26
Average Rating                               A+
Average Coupon                              6.0%
Average Effective Maturity            10.1 Yrs.
Average Maturity                      11.8 Yrs.
Average Duration                       7.4 Yrs.

EV Marathon New Jersey Limited Maturity Municipals Fund as of September 30, 1997
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

  New Jersey's unemployment rate fell to 5.4% in August. The state's jobless picture has improved significantly in the past year, having stood at 6.1% a year ago. Nonetheless, the state measure remains somewhat higher than the national rate.

o New Jersey's shore tourism industry set new records in 1997. Hot, sunny weather produced strong demand for rental properties and increased activity for water sport-related businesses. Areas such as Cape May and Atlantic City were especially strong. Gaming revenues ran significantly higher than a year ago.

o Trade and services continued to pace job creation in New Jersey, with health and recreation services especially robust. The construction sector was also very strong, paced by a 29% increase in highway and infrastructure spending.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.1% and 4.5%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.29 on September 30, 1997 from $10.07 on March 31, 1997, and the reinvestment of $0.194 per share in tax-free income for Class I, and $0.231 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.29 per share on September 30, 1997, the distribution rate was 3.79% for Class I shares and 4.50% for Class II shares. (3)

o The SEC yields at September 30 were 3.35% and 4.08%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o There were relatively few changes made to the Portfolio during the period. General obligations were the Portfolio's largest weightings.

o In a market characterized by narrow spreads and large insured issuance, we increased our efforts to find undervalued, non-rated bonds that can improve the Fund's yield. The growing life-care sector has presented an increasing number of opportunities.

o The Portfolio continued to monitor closely the solid waste sector. Adverse court rulings have cast doubt about the viability of some projects. The Portfolio focused solely on those projects such as Union County that are clearly financially feasible.

Your Investment at Work
--------------------------------------------------------------------------------

  New Jersey Economic
  Development Authority
  Vineland Cogeneration                                       [Graphic Omitted]

o In 1988, the City of Vineland negotiated a power purchase agreement to provide additional generating capacity for the City's future energy needs.

o These bonds financed the construction of a cogeneration facility to provide thermal power for the cooking and canning operations of Progresso Foods Company.

o In addition to providing an excellent example of municipal bonds benefiting both corporate and community development, the bonds provide an attractive 7.88% coupon for the Portfolio.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 5.9%               6.7%
Five Years               4.6                4.8
Life of Fund (6/1/92)    4.9                5.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 2.9%               6.7%
Five Years               4.6                4.8
Life of Fund (6/1/92)    4.9                5.1

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - General Obligations*             25.8%
General Obligations                        14.9%
Cogeneration                                8.3%
Insured - Transportation*                   7.9%
Insured - Hospitals*                        7.1%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             48
Average Rating                              AA-
Average Coupon                             5.96%
Average Effective Maturity             8.9 Yrs.
Average Maturity                      10.9 Yrs.
Average Duration                       6.6 Yrs.

EV Marathon New York Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

----------------------------

[Photo of Nicole Anderes]

----------------------------

Nicole Anderes,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o New York has entered its fifth consecutive year of marginal growth, although the state's 0.2% job growth continues to lag that of the nation as a whole, ranking 38th among the states. New York has been especially affected by the loss of manufacturing jobs. Despite lackluster overall growth, the single engine of the securities industry has been able to improve the state's financial health.

o Income growth in New York again outpaced the nation, boosted by the twin effects of strong profits and increasing bonuses within the financial sector. Four of the state's highest-paying sectors are in the financial services sector, which benefited from a slow-growth economy and a low interest-rate climate.

o New York ended fiscal 1997 with a surplus in excess of $1 billion, thanks to the securities industry tax windfall and cost containments implemented by the Pataki administration.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 5.6% and 5.9%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.40 on September 30, 1997 from $10.04 on March 31, 1997, and the reinvestment of $0.193 per share in tax-free income for Class I, and $0.230 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.40 per share on September 30, 1997, the distribution rate was 3.73% for Class I shares and 4.43% for Class II shares.(3)

o The SEC yields at September 30 were 3.55% and 4.28%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o We restructured the Portfolio in late Spring, reducing holdings insured issues while increasing our exposure to state-appropriated debt. State debt was subsequently upgraded by S&P and has since outperformed.

o From the standpoint of maturity structure, we've followed a "barbell" approach, while keeping portfolio maturities the same. At one end, we have moved out of the 12-to-17 year maturity range and into longer-maturity, performance-oriented bonds.

o At the other end of the barbell, we have emphasized shorter-maturity, higher-yielding bonds with less price-sensitivity. This barbell approach has provided upside potential as well as a measure of protection against a possible market reversal.

Your Investment at Work
--------------------------------------------------------------------------------

  New York State Housing Finance Agency
  Health Facilities Revenue Bonds                             [Graphic Omitted]

o These bonds were issued in 1995 to refund outstanding bonds that financed the construction of health facilities throughout New York City.

o The bonds are subject to annual appropriations by the New York State legislature, and are therefore a "tried and true" debt financing structure within the state.

o With its 6.38% coupon, the bond provides a significant advantage over higher-quality New York municipals. However, given New York State's involvement in the income stream, the issue provides better underlying credit quality than its Baa/BBB+ ratings imply.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 6.9%               7.7%
Five Years               4.9                5.1
Life of Fund (5/29/92)   5.1                5.3

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 3.9%               7.7%
Five Years               4.9                5.1
Life of Fund (5/29/92)   5.1                5.3

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Transportation                             14.3%
Lease Revenue/COP                          14.0%
Housing                                    11.1%
Insured - Hospitals*                        8.7%
Water & Sewer                               7.7%

Portfolio Overview(6)
--------------------------------------------------------------------------------
Number of Issues                             38
Average Rating                              AA-
Average Coupon                              5.9%
Average Effective Maturity             9.6 Yrs.
Average Maturity                      13.2 Yrs.
Average Duration                       6.7 Yrs.

EV Marathon Ohio Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Ohio's unemployment rate of 4.1% remained well below that of the U.S., as the labor market remained strong. The state has enjoyed an increase of 127,000 jobs in the past 12 months, with continuing employment growth in the service sector. The manufacturing area experienced some weakness. The UPS strike also had a modestly negative impact.

o Ohio-based companies have benefited from a willingness to embrace innovative approaches to new markets. Ohio has become the leading exporter of manufactured goods in the U.S. More than two-thirds of all Ohio companies with more than 100 employees now sell their products abroad.

o Tax revenues of $1.8 billion for fiscal year 1997 ran slightly ahead of estimates. Income revenues and sales tax receipts were especially strong income sources.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 4.7% and 5.1%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.08 on September 30, 1997 from $9.82 on March 31, 1997, and the reinvestment of $0.199 per share in tax-free income for Class I, and $0.235 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.08 per share on September 30, 1997, the distribution rate was 3.97% for Class I shares and 4.68% for Class II shares.(3)

o The SEC yields at September 30 were 3.55% and 4.26%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o In light of a continuing narrowing of quality spreads, we have pursued a relative-value approach, targeting sectors that have cheapened relative to the overall Ohio market.

o The Portfolio was able to find some attractive, higher- yielding opportunities in smaller issues, including some nursing homes and life care bonds.

o We continued to emphasize upgrading the Portfolio's call protection. That helps to protect the Portfolio from untimely bond redemptions while also preserving the Fund's capital appreciation potential.

Your Investment at Work
--------------------------------------------------------------------------------

  Wauseon, OH,
  School District Bonds                                        [Graphic Omitted]

o The Wauseon Exempted School District, located in Fulton County, serves approximately 2000 students and offers a wide range of courses in college preparatory, vocational, and physical education.

o The proceeds of the bonds were used to retire earlier bond issues that financed projects to furnish, equip and remodel school facilities, as well as to enlarge and renovate the Wauseon Public Library.

o This bond, rated A3 by Moody's, carries an attractive 7.25% coupon and is a good example of the Port-folio's efforts to find yield and value in smaller issues.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 6.4%               7.0%
Life of Fund (4/16/93)   4.3                4.5

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 3.4%               7.0%
Life of Fund (4/16/93)   4.3                4.5


5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - General Obligations*             30.6%
Hospitals                                  13.3%
Industrial Devel./pollution cont.          10.3%
General Obligations                        10.2%
Escrowed/prerefunded                        7.8%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             42
Average Rating                               A+
Average Coupon                              6.5%
Average Effective Maturity             9.1 Yrs.
Average Maturity                      12.7 Yrs.
Average Duration                       6.3 Yrs.

EV Marathon Pennsylvania Limited Maturity Municipals Fund as of
September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

---------------------------

[Photo of Timothy T. Browse]

---------------------------
Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The Pennsylvania economy generated further momentum during the past year, keeping its growth trend intact, as job creation continued. While the commonwealth's unemployment rate still hovered slightly above the national rate, the economy was aided by a surge in construction, which rose about 5% over the past year.

o The service sector was responsible for seven of every eight new jobs in Pennsylvania. According to the Pennsylvania Department of Labor and Industry, more than 70,000 new service jobs were created in the past year, led by business services and health care.

o Pennsylvania is making fast progress in its transition from a manufacturing-based economy. The commonwealth ranks 5th in the nation in biotechnology firms, 4th in environmental technology, and 2nd in biopharmaceutical companies.

The Fund
--------------------------------------------------------------------------------
o During the six months ended September 30, 1997, the Fund's Class I and Class II shares had total returns of 5.2% and 5.6%, respectively.(1) These returns resulted from an increase in net asset value per share for both Classes to $10.42 on September 30, 1997 from $10.10 on March 31, 1997, and the reinvestment of $0.200 per share in tax-free income for Class I, and $0.237 per share for Class II.(2)

o Based on the Fund's most recent dividend and a net asset value of $10.42 per share on September 30, 1997, the distribution rate was 3.86% for Class I shares and 4.56% for Class II shares.(3)

o The SEC yields at September 30 were 3.39% and 4.12%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o In this volatile period, the Portfolio made relatively few changes, continuing a relative-value approach and focusing on research-intensive, non-rated issues to add yield to the Fund.

o The Portfolio maintained its fairly large exposure to hospitals. Although the field is increasingly competitive, we were able to add yield to the Fund with BBB rated hospital bonds.

o We were able to reduce the impact of market volatility on the Portfolio by balancing higher-yielding bonds with higher-quality insured bonds. The higher-yielding bonds possess defensive characteristics that provided a measure of protection against a market reversal, while the lower-yielding bonds provided upside protection.

Your Investment At Work
--------------------------------------------------------------------------------

  Pennsylvania EDA
  Resource Recovery - Colver Project                           [Graphic Omitted]

o These bonds were issued to finance the development of a 102-megawatt, waste-coal-fired, power production facility.

o The project will generate electricity through the use of 552,000 tons per year of bituminous coal refuse left over from decades of coal mining in the region. The project is popular because it uses waste products to provide energy for the surrounding populations.

o This bond, rated BBB- by S&P, represents the efforts of the Portfolio to add value through lower-rated, investment-grade bonds that may have further upgrade potential.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calcaulated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 6.9%               7.6%
Five Years               4.8                5.0
Life of Fund (6/1/92)    5.2                5.4

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                        Class I           Class II
                        -------           --------
One Year                 3.9%               7.6%
Five Years               4.8                5.0
Life of Fund (6/1/92)    5.2                5.4

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Hospitals                                  15.2%
Life Care                                  13.1%
Escrowed/prerefunded                        9.5%
Insured - Electric Utilities**              7.5%
Transportation                              7.5%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                             51
Average Rating                              AA-
Average Coupon                             5.87%
Average Effective Maturity             8.8 Yrs.
Average Maturity                      11.2 Yrs.
Average Duration                       6.7 Yrs.

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997

                            Marathon                Marathon                Marathon               Marathon         Marathon
                           California             Connecticut               Florida             Massachusetts       Michigan
                          Limited Fund            Limited Fund            Limited Fund           Limited Fund    Limited Fund
------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------
Investment in   Limited
  Maturity Municipals
  Portfolio --
  Identified cost         $34,198,224             $ 9,116,499             $69,128,713            $55,658,295      $11,165,088
  Unrealized appreciation   1,624,530                 381,923               2,983,835              2,482,927          703,221
------------------------------------------------------------------------------------------------------------------------------
Total investment in
  Portfolio, at value
  (Note 1A)               $35,822,754             $ 9,498,422             $72,112,548            $58,141,222      $11,868,309
------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares
  sold                    $        --             $    20,000             $       500            $       645      $        --
Other assets                       --                      --                      --                     --            1,270
Deferred organization
  expenses (Note 1D)               --                   2,297                      --                     --            3,272
------------------------------------------------------------------------------------------------------------------------------
Total assets              $35,822,754             $ 9,520,719             $72,113,048            $58,141,867      $11,872,851
------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------
Payable for Fund shares
  redeemed                $   565,727             $    21,349             $   748,261            $   183,324      $    69,580
Dividends payable              62,987                  15,232                 126,415                 99,715           20,673
Payable to affiliate for
  Trustees' fees (Note 4)          50                      43                     409                    426               45
Accrued expenses               17,840                   3,852                  44,906                 26,579            5,455
------------------------------------------------------------------------------------------------------------------------------
Total liabilities         $   646,604             $    40,476             $   919,991            $   310,044      $    95,753
------------------------------------------------------------------------------------------------------------------------------

Net Assets                $35,176,150             $ 9,480,243             $71,193,057            $57,831,823      $11,777,098
------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------

Paid-in capital           $35,959,700             $ 9,520,125             $71,872,153            $57,717,274      $12,177,006

Accumulated net realized
  loss on investments
  from Portfolio (computed
  on basis of identified
  cost)                    (2,317,160)               (483,354)             (3,534,687)            (2,353,724)      (1,099,292)

Accumulated undistributed
  (distributions in excess
  of) net investment
  income                      (90,920)                 61,549                (128,244)               (14,654)          (3,837)

Net unrealized appreciation
  of investments from
  Portfolio (computed on
  basis of identified
  cost)                     1,624,530                 381,923               2,983,835              2,482,927          703,221
------------------------------------------------------------------------------------------------------------------------------

Total                     $35,176,150             $ 9,480,243             $71,193,057            $57,831,823      $11,777,098
------------------------------------------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------------------------------------------

Net Assets                $15,028,984             $ 6,065,684             $25,458,510            $20,790,775      $ 5,936,007
Shares of beneficial
  interest outstanding      1,468,070                 605,412               2,501,552              2,032,268          597,067
Net Asset Value, Offering
  Price and Redemption
  Price Per Share
  (Note 6)                $     10.24             $     10.02             $     10.18            $     10.23      $      9.94
------------------------------------------------------------------------------------------------------------------------------

Class II
------------------------------------------------------------------------------------------------------------------------------
Net Assets                $20,147,166             $ 3,414,559             $45,734,547            $37,041,048      $ 5,841,091
Shares of beneficial
  interest outstanding      1,967,692                 340,850               4,490,499              3,620,081          587,354

Net Asset Value and
  Redemption Price Per
  Share                      $  10.24             $     10.02             $     10.18            $     10.23      $      9.94
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997

                                        Marathon                 Marathon                Marathon                   Marathon
                                       New Jersey                New York                  Ohio                   Pennsylvania
                                      Limited Fund             Limited Fund            Limited Fund               Limited Fund
------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
  Municipals Portfolio --
  Identified cost                     $47,621,378               $80,758,674            $23,259,326                $53,766,639
  Unrealized appreciation               2,485,144                 2,958,781              1,023,601                  2,148,720
------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at
  value (Note 1A)                     $50,106,522               $83,717,455            $24,282,927                $55,915,359
------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold       $        --               $        --            $       184                $    52,237
Other assets                                   --                        --                    668                         --
Deferred organization expenses
  (Note 1D)                                    --                        --                  1,930                         --
------------------------------------------------------------------------------------------------------------------------------

Total assets                          $50,106,522               $83,717,455            $24,285,709                $55,967,596
------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------

Distributions payable                 $    86,372               $   149,391            $    42,188                $    99,216
Payable for Fund shares redeemed          265,786                   640,809                  3,553                    227,769
Payable to affiliate for Trustees'
  fees (Note 4)                               426                       418                     43                        410
Accrued expenses                           24,158                    24,995                 11,466                     34,041
------------------------------------------------------------------------------------------------------------------------------

Total liabilities                     $   376,742               $   815,613            $    57,250                $   361,436
------------------------------------------------------------------------------------------------------------------------------

Net Assets                            $49,729,780               $82,901,842            $24,228,459                $55,606,160
------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                       $49,689,840               $82,195,807            $24,351,482                $54,591,343
Accumulated net realized loss on
  investments from Portfolio
  (computed on basis of identified
  cost)                                (2,372,583)               (2,127,008)            (1,265,297)                (1,084,352)
Accumulated undistributed
  (distribution in excess of) net
  investment income                       (72,621)                 (125,738)               118,673                    (49,551)
Net unrealized appreciation of
  investments from Portfolio
  (computed on basis of identified
   cost)                                2,485,144                 2,958,781              1,023,601                  2,148,720
------------------------------------------------------------------------------------------------------------------------------

Total                                 $49,729,780               $82,901,842            $24,228,459                $55,606,160
------------------------------------------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------------------------------------------
Net Assets                            $19,029,960               $32,021,449            $12,956,330                $19,256,727
Shares of beneficial interest
  outstanding                           1,848,592                 3,079,465              1,284,975                  1,847,445
Net Asset Value, Offering Price and
   Redemption Price Per Share
  (Note 6)                            $     10.29               $     10.40               $  10.08                $     10.42
------------------------------------------------------------------------------------------------------------------------------

Class II
------------------------------------------------------------------------------------------------------------------------------
Net Assets                            $30,699,820               $50,880,393            $11,272,129                $36,349,433
Shares of beneficial interest
  outstanding                           2,983,013                 4,893,045              1,117,998                  3,486,805
Net Asset Value and Redemption
  Price Per Share                     $     10.29               $     10.40            $     10.08                $     10.42
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997

                           Marathon                Marathon                Marathon                Marathon         Marathon
                           California             Connecticut               Florida              Massachusetts      Michigan
                          Limited Fund            Limited Fund            Limited Fund           Limited Fund     Limited Fund
------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------
Interest income allocated
  from Portfolio          $ 1,055,058             $   279,649             $ 2,133,303            $ 1,724,873      $   368,510
Expenses allocated from
  Portfolio                  (120,937)                (31,380)               (225,087)              (188,329)         (49,007)
------------------------------------------------------------------------------------------------------------------------------
Net investment income
  from Portfolio          $   934,121             $   248,269             $ 1,908,216            $ 1,536,544      $   319,503
------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------

Compensation of Trustees
  not members of the
  Administrator's
  organization (Note 4)   $       468             $        86             $     1,245            $       866      $        88
Distribution and service
  fees -- Class I (Note 5)     92,428                  36,445                 166,106                135,937           41,800
Service fees -- Class II
  (Note 5)                     13,081                   1,536                  30,073                 22,789            2,610
Transfer and dividend
  disbursing agent fees        15,128                   6,628                  43,682                 25,095            8,390
Legal and accounting
  services                     11,960                   9,098                   1,137                 11,387            8,647
Printing and postage            5,783                   3,457                   9,144                  9,493            4,114
Custodian fee                   2,509                   1,503                   5,468                  3,574            1,721
Amortization of
  organization expenses
  (Note 1D)                       971                   2,038                   1,205                  1,175            2,020
Miscellaneous                   1,109                     533                   1,792                  3,639            1,737
------------------------------------------------------------------------------------------------------------------------------

Total expenses            $   143,437             $    61,324             $   259,852            $   213,955      $    71,127
------------------------------------------------------------------------------------------------------------------------------

Net investment income     $   790,684             $   186,945             $ 1,648,364            $ 1,322,589      $   248,376
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) --
  Investment transactions
  (identified cost basis) $   381,445             $    68,292             $   410,854            $   384,177      $    96,972
  Financial futures
    contracts                (309,336)               (100,849)             (1,005,369)              (665,707)        (213,288)
------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)
  on investments          $    72,109             $   (32,557)            $  (594,515)           $  (281,530)     $  (116,316)
------------------------------------------------------------------------------------------------------------------------------

Change in unrealized
  appreciation
  (depreciation) --
  Investment
  transactions            $ 1,119,464             $   279,904             $ 2,472,690            $ 1,959,571      $   404,496
  Financial futures
    contracts                (160,148)                    164                (227,399)              (232,291)         (12,188)
------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized
  appreciation of
  investments             $   959,316             $   280,068             $ 2,245,291            $ 1,727,280      $   392,308
------------------------------------------------------------------------------------------------------------------------------

Net realized and
  unrealized gain on
  investments             $ 1,031,425             $   247,511             $ 1,650,776            $ 1,445,750      $   275,992
------------------------------------------------------------------------------------------------------------------------------

Net increase in net
  assets from operations  $ 1,822,109             $   434,456             $ 3,299,140            $ 2,768,339      $   524,368
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997
                                       Marathon                  Marathon                Marathon                  Marathon
                                      New Jersey                 New York                  Ohio                  Pennsylvania
                                     Limited Fund              Limited Fund            Limited Fund              Limited Fund
------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from
  Portfolio                           $ 1,500,449               $ 2,474,673            $   721,672                 $ 1,668,997
Expenses allocated from Portfolio        (171,622)                 (274,444)               (86,413)                   (179,300)
------------------------------------------------------------------------------------------------------------------------------
Net investment income from
  Portfolio                           $ 1,328,827               $ 2,200,229            $   635,259                 $ 1,489,697
------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not
  members of the Administrator's
  organization (Note 4)               $       866               $       882            $        86                 $       850
Custodian fee                               3,165                     4,995                  1,749                       3,978
Distribution and service fees --
  Class I (Note 5)                        116,132                   194,075                 85,475                     119,507
Service fees -- Class II (Note 5)          19,514                    33,147                  4,229                      23,964
Transfer and dividend disbursing
  agent fees                               21,923                    38,148                 14,009                      26,147
Printing and postage                        9,444                    13,675                  4,730                      10,596
Legal and accounting services              11,493                    12,206                  9,950                      11,397
Amortization of organization
  expenses (Note 1D)                        1,111                     1,193                  2,010                       1,174
Miscellaneous                               7,058                     4,376                  2,907                       4,688
------------------------------------------------------------------------------------------------------------------------------
Total expenses                        $   190,706               $   302,697            $   125,145                 $   202,301
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 1,138,121               $ 1,897,532            $   510,114                 $ 1,287,396
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions
    (identified cost basis)           $   405,337               $   659,255            $   111,230                 $   617,067
  Financial futures contracts            (619,660)                  (27,362)              (128,417)                   (195,440)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                         $  (214,323)              $   631,893            $   (17,187)                $   421,627
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
  Investment transactions             $ 1,437,072               $ 2,989,928            $   689,212                 $ 1,558,604
  Financial futures contracts             (33,021)                (513,306)                 (1,584)                   (119,838)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation of investments         $ 1,404,051               $ 2,476,622            $   687,628                 $ 1,438,766
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  on investments                      $ 1,189,728               $ 3,108,515            $   670,441                 $ 1,860,393
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                          $ 2,327,849               $ 5,006,047            $ 1,180,555                 $ 3,147,789
------------------------------------------------------------------------------------------------------------------------------
                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                            Marathon                Marathon                Marathon               Marathon        Marathon
Increase (Decrease) in     California              Connecticut               Florida             Massachusetts     Michigan
  Net Assets              Limited Fund            Limited Fund            Limited Fund           Limited Fund     Limited Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income   $   790,684             $   186,945            $  1,648,364            $ 1,322,589       $   248,376
  Net realized gain
    (loss) on investments      72,109                 (32,557)               (594,515)              (281,530)         (116,316)
  Net change in
    unrealized appreciation
    (depreciation)            959,316                 280,068               2,245,291              1,727,280           392,308
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations         $ 1,822,109             $   434,456            $  3,299,140            $ 2,768,339       $   524,368
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income
    Class I               $  (396,555)            $  (149,653)           $   (723,274)           $  (592,509)      $  (181,279)
    Class II                 (404,392)                (41,230)               (919,951)              (685,713)          (73,573)
  In excess of net investment income
    Class I                   (11,839)                     --                      --                     --                --
    Class II                   (2,964)                 (4,402)                     --                     --            (8,032)
------------------------------------------------------------------------------------------------------------------------------
Total distributions
  to shareholders         $  (815,750)            $  (195,285)           $ (1,643,225)           $(1,278,222)      $  (262,884)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares
  of beneficial interest
  (Note 3) --
  Proceeds from sale
    of shares
    Class I               $   607,583             $   235,229            $    144,575            $   230,313       $    25,374
  Net asset value of
    shares issued to
    shareholders in
    payment of
    distributions
    declared
    Class I                   195,086                  95,166                 363,045                378,473           120,296
    Class II                  150,051                  20,014                 312,052                326,471            21,108
  Cost of shares redeemed
    Class I                (2,658,603)             (1,338,215)             (4,056,855)            (4,049,678)       (1,588,928)
    Class II               (4,228,371)               (583,580)             (9,964,503)            (5,629,202)         (899,438)
  Net asset value of
    shares exchanged
    Class I                (9,084,522)             (3,359,731)            (20,322,211)           (17,695,527)       (6,259,782)
    Class II                9,084,522               3,359,731              20,322,211             17,695,527         6,259,782
------------------------------------------------------------------------------------------------------------------------------

Net   decrease in
  net assets from Fund
  share transactions      $(5,934,254)            $(1,571,386)           $(13,201,686)           $(8,743,623)      $(2,321,588)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net
  assets                  $(4,927,895)            $(1,332,215)           $(11,545,771)           $(7,253,506)      $(2,060,104)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of period    $40,104,045             $10,812,458            $ 82,738,828            $65,085,329       $13,837,202
------------------------------------------------------------------------------------------------------------------------------
At end of period          $35,176,150             $ 9,480,243            $ 71,193,057            $57,831,823       $11,777,098
------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in
excess of) net
investment income
included in net assets
------------------------------------------------------------------------------------------------------------------------------
At end of period          $   (90,920)            $    61,549            $   (128,244)            $  (14,654)      $    (3,837)
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                        Marathon                  Marathon              Marathon                     Marathon
                                       New Jersey                 New York                Ohio                     Pennsylvania
Increase (Decrease) in Net Assets    Limited Fund               Limited Fund          Limited Fund                 Limited Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income              $  1,138,121              $  1,897,532           $    510,114                $  1,287,396
  Net realized gain (loss) on
    investments                          (214,323)                  631,893                (17,187)                    421,627
  Net change in unrealized
    appreciation (depreciation) of
    investments                         1,404,051                 2,476,622                687,628                   1,438,766
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                         $  2,327,849              $  5,006,047           $  1,180,555                $  3,147,789
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
  (Note 2) --
  From net investment income
    Class I                          $   (526,596)             $   (867,460)          $   (389,019)               $   (525,093)
    Class II                             (593,595)                 (997,712)              (134,446)                   (742,384)
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders  $ (1,120,191)             $ (1,865,172)          $   (523,465)               $ (1,267,477)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
  interest (Note 3) --
  Proceeds from sale of shares
    Class I                          $    844,300              $    663,060           $    280,504                $    386,595
  Net asset value of shares issued
    to shareholders in payment
    of distributions declared
    Class I                               375,718                   538,833                259,109                     301,484
    Class II                              293,176                   480,961                 62,211                     277,171
  Cost of shares redeemed
    Class I                            (3,673,372)               (6,793,413)            (1,639,760)                 (2,893,779)
    Class II                           (6,238,637)              (11,157,494)              (929,714)                 (6,223,601)
  Net asset value of shares exchanged
    Class I                           (13,875,907)              (24,186,616)           (11,085,887)                (13,402,357)
    Class II                           13,875,907                24,186,616             11,085,887                  13,402,357
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  Fund share transactions            $ (8,398,815)             $(16,268,053)          $ (1,967,650)               $ (8,152,130)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets           $ (7,191,157)             $(13,127,178)          $ (1,310,560)               $ (6,271,818)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of period               $ 56,920,937              $ 96,029,020           $ 25,539,019                $ 61,877,978
------------------------------------------------------------------------------------------------------------------------------
At end of period                     $ 49,729,780              $ 82,901,842           $ 24,228,459                $ 55,606,160
------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------------
At end of period                     $    (72,621)             $  (125,738)           $    118,673                $    (49,551)
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                            Marathon                Marathon                Marathon               Marathon        Marathon
Increase (Decrease) in     California              Connecticut               Florida             Massachusetts     Michigan
  Net Assets              Limited Fund            Limited Fund            Limited Fund           Limited Fund     Limited Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income  $  1,912,887             $   476,306            $  3,944,752           $  3,124,380       $   620,932
  Net realized gain
    (loss) on
    investments              (105,297)                 15,444                (144,894)               (65,830)          145,365
  Change in unrealized
    appreciation
    (depreciation) of
    investments              (326,939)               (105,957)             (1,668,719)              (861,229)         (132,365)
------------------------------------------------------------------------------------------------------------------------------
Net increase in net
  assets from operations $  1,480,651             $   385,793            $  2,131,139           $  2,197,321       $   633,932
------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders
    (Note 2) --
  From net investment
    income
    Class I              $ (1,607,095)            $  (455,112)           $ (3,242,562)          $ (2,495,404)      $  (627,157)
    Class II                 (301,808)                 (1,617)               (702,190)              (539,280)           (1,475)
  In excess of net
    investment income
    Class I                   (13,847)                     --                 (42,727)                    --                --
    Class II                       --                      --                  (1,139)                    --               (43)
------------------------------------------------------------------------------------------------------------------------------
Total distributions to
  shareholders           $ (1,922,750)            $  (456,729)           $ (3,988,618)          $ (3,034,684)      $  (628,675)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of
beneficial interest
  (Note 3) --
Proceeds from sale of
  shares
    Class I              $    444,769             $   536,742            $  2,000,615           $  1,019,225       $   383,540
  Net asset value of
    shares issued to
    shareholders in
    payment of
    distributions
    declared
    Class I                   765,892                 292,883               1,568,006              1,508,179           343,787
    Class II                  103,810                      16                 233,744                249,269                --
  Cost of shares
    redeemed
    Class I               (11,840,189)             (2,960,328)            (26,233,067)           (22,084,352)       (5,590,014)

    Class II               (3,169,620)                     --              (9,754,340)            (6,578,267)          (10,723)
  Net asset value of
    shares exchanged
    Class I               (17,897,266)               (590,112)            (44,307,093)           (30,459,860)         (418,152)
    Class II               17,897,266                 590,112              44,307,093             30,459,860           418,152
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net
  assets from Fund
  share transactions     $(13,695,338)            $(2,130,687)           $(32,185,042)          $(25,885,946)      $(4,873,410)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net
  assets                 $(14,137,437)            $(2,201,623)           $(34,042,521)          $(26,723,309)      $(4,868,153)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of year     $ 54,241,482             $13,014,081            $116,781,349           $ 91,808,638       $18,705,355
------------------------------------------------------------------------------------------------------------------------------
At end of year           $ 40,104,045             $10,812,458            $ 82,738,828           $ 65,085,329       $13,837,202
------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
  (distributions in
  excess of) net
  investment income
  included in net assets
------------------------------------------------------------------------------------------------------------------------------
At end of year           $    (65,854)            $    69,889            $   (133,383)          $    (59,021)      $    10,671
------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997
                                        Marathon                  Marathon              Marathon                     Marathon
                                       New Jersey                 New York                Ohio                     Pennsylvania
Increase (Decrease) in Net Assets    Limited Fund               Limited Fund          Limited Fund                 Limited Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income              $  2,731,894              $  4,559,947           $  1,121,809                $  3,061,799
  Net realized gain (loss) on
    investments and financial
    futures contracts                      71,248                  (233,150)               202,571                     493,781
  Change in unrealized appreciation
    (depreciation)                       (364,451)                 (911,843)              (254,502)                 (1,235,168)
------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets from operations           $  2,438,691              $  3,414,954           $  1,069,878                $  2,320,412
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
  (Note 2) --
  From net investment income
    Class I                          $ (2,193,735)             $ (3,852,507)          $ (1,105,384)               $  2,334,113
    Class II                             (497,596)                 (692,360)                (4,852)                   (652,722)
  In excess of net investment income
    Class I                                    --                    (8,086)                    --                          --
    Class II                                   --                        --                    (66)                         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders  $ (2,691,331)             $ (4,552,953)          $ (1,110,302)               $ (2,986,835)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
  interest (Note 3) --
  Proceeds from sale of shares
    Class I                          $  1,528,851              $  1,602,059           $    978,772                $  1,379,651
  Net asset value of shares issued
    to shareholders in payment
    of distributions declared
    Class I                             1,475,486                 2,412,846                721,660                   1,340,237
    Class II                              229,798                   335,280                     --                     187,093
  Cost of shares redeemed
    Class I                           (17,296,193)              (31,149,203)            (5,861,554)                (18,401,069)
    Class II                           (6,803,386)               (9,880,126)               (18,208)                 (6,368,306)
  Net asset value of shares exchanged
    Class I                           (28,857,585)              (45,738,630)              (976,757)                (34,187,865)
    Class II                           28,857,585                45,738,630                976,757                  34,187,865
------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  Fund share transactions            $(20,865,444)             $(36,679,144)          $ (4,179,330)               $(21,862,394)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets           $(21,118,084)             $(37,817,143)          $ (4,219,754)               $(22,528,817)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 78,039,021              $133,846,163           $ 29,758,773                $ 84,406,795
------------------------------------------------------------------------------------------------------------------------------
At end of year                       $ 56,920,937              $ 96,029,020           $ 25,539,019                $ 61,877,978
------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------------
At end of year                       $    (90,551)             $   (158,098)          $    132,024                $    (69,470)
------------------------------------------------------------------------------------------------------------------------------
                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                          Marathon California Limited Fund
                  -----------------------------------------------------------------------------------------------------------------
                  Six Months Ended                                             Year Ended March 31,
                  September 30, 1997             ----------------------------------------------------------------------------------
                  (Unaudited)                             1997                 1996          1995          1994         1993*
                  ------------------------       ----------------------------------------------------------------------------------
                    Class I      Class II        Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  -- Beginning of
  period             $  9.980      $  9.980        $ 10.080      $  9.940      $  9.950      $ 10.050      $ 10.340      $ 10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from
  operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income             $  0.170      $  0.228        $  0.393      $  0.363      $  0.385      $  0.367      $  0.380      $  0.333
Net realized and
  unrealized
  gain (loss) on
  investments           0.290         0.268          (0.097)        0.037++       0.134        (0.027)       (0.180)        0.443
------------------------------------------------------------------------------------------------------------------------------------
Total income
  from operations    $  0.460      $  0.496        $  0.296      $  0.400      $  0.519      $  0.340      $  0.200      $  0.776
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income             $ (0.194)     $ (0.234)       $ (0.393)     $ (0.360)     $ (0.385)     $ (0.367)     $ (0.380)     $ (0.333)
In excess of net
  investment
  income               (0.006)       (0.002)         (0.003)           --        (0.004)       (0.066)       (0.096)           --
From net
  realized gain on
  investments              --            --              --            --            --        (0.007)       (0.014)           --
From paid-in
  capital                  --            --              --            --            --            --            --        (0.103)
------------------------------------------------------------------------------------------------------------------------------------
Total
  distributions      $ (0.200)     $ (0.236)       $ (0.396)     $ (0.360)     $ (0.389)     $ (0.440)     $ (0.490)     $ (0.436)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value --
  End of period      $ 10.240      $ 10.240        $  9.980      $  9.980      $ 10.080      $  9.950      $ 10.050      $ 10.340
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)          4.63%         5.00%           2.99%         3.84%         5.27%         3.53%         1.86%         7.67%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end
  of period (000
  omitted)           $ 15,029      $ 20,147        $ 25,386      $ 14,718      $ 54,241      $ 73,857      $ 82,451      $ 37,124
Ratio of net
  expenses to
  average daily
  net assets(2)(3)       1.73%+        1.02%+          1.71%         0.90%+        1.63%         1.55%         1.40%         1.33%+
Ratio of net
  expenses to
  average daily
  net assets,
  after
  custodian fee
  reduction(2)           1.71%+        1.00%+          1.70%         0.89%+        1.59%           --            --            --
Ratio of net
  investment
  income to
  average daily
  net assets             3.82%+        4.51%+          3.91%         4.76%+        3.81%         3.72%         3.55%         3.77%+
Portfolio
  Turnover(4)              --            --              --            --            --            --             0%           24%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                1.48%         1.72%+
  Net investment income                                                                                      3.47%         3.38%+
Net investment
  income per share                                                                                         $0.377        $0.299
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, May 29, 1992, to March 31, 1993.
 ** For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                              Marathon Connecticut Limited Fund
                           ------------------------------------------------------------------------------------------------------
                           Six Months Ended                                           Year Ended March 31,
                           September 30, 1997                 -------------------------------------------------------------------
                           (Unaudited)                                 1997                 1996          1995          1994*
                           --------------------------------   ---------------------------------------------------------------------
                              Class I      Class II            Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period        $  9.790        $  9.790         $  9.850      $  9.870      $  9.690      $  9.690     $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income        $  0.228        $  0.207         $  0.398      $  0.087      $  0.379      $  0.373     $   0.343
Net realized and
  unrealized gain (loss)
  on investments                0.188           0.245           (0.089)       (0.082)        0.150         0.026        (0.243)
------------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $  0.416        $  0.452         $  0.309      $  0.005      $  0.529      $  0.399     $   0.100
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $ (0.186)       $ (0.201)        $ (0.369)     $ (0.085)     $ (0.369)     $ (0.373)    $  (0.343)
In excess of net
  investment income                --          (0.021)              --            --            --        (0.026)       (0.056)
From net realized gain on
  investments                      --              --               --            --            --            --        (0.011)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions          $ (0.186)       $ (0.222)        $ (0.369)     $ (0.085)     $ (0.369)     $ (0.399)    $  (0.410)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
  period                     $ 10.020        $ 10.020         $  9.790      $  9.790      $  9.850      $  9.690     $   9.690
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                  4.26%           4.64%            3.21%        (0.13)%        5.50%         4.27%         0.73%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000 omitted)              $  6,066        $  3,415         $ 10,227      $    586      $ 13,014      $ 15,613     $  14,752
Ratio of net expenses to
  average daily net
  assets(2)(3)                   1.95%+          1.53%+           1.72%         0.70%+        1.53%         1.23%         0.86%+
Ratio of net expenses to
  average daily net
  assets, after custodian
  fee reduction(2)               1.93%+          1.51%+           1.68%         0.66%+        1.49%           --            --
Ratio of net investment
  income to average daily
  net assets                     3.64%+          3.98%+           3.93%         5.06%+        3.78%         3.89%         3.50%+
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                    2.18%+          1.72%+           1.96%         0.94%+        1.86%         1.81%         2.02%+
  Expenses after
    custodian fee reduction      2.16%+          1.70%+           1.92%         0.90%+          --            --            --
  Net investment income          3.41%+          3.79%+           3.69%         4.82%+        3.45%         3.31%         2.34%+
Net investment income per
  share                      $  0.214        $  0.197         $  0.374      $  0.083      $  0.346      $  0.317     $   0.229
------------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, January 21, 1997, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                          Marathon Florida Limited Fund
               --------------------------------------------------------------------------------------------------------------------
               Six Months Ended                                               Year Ended March 31,
               September 30, 1997             -------------------------------------------------------------------------------------
               (Unaudited)                             1997                  1996           1995           1994         1993*
               ------------------------       -------------------------------------------------------------------------------------
                 Class I      Class II        Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of
  period          $  9.980      $  9.980       $  10.170     $  10.030      $  10.080      $  10.060      $  10.360     $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net
  investment
  income          $  0.168      $  0.231        $  0.388      $  0.357       $  0.383       $  0.375       $  0.387      $  0.333
Net realized
  and
  unrealized
  gain (loss)
  on
  investments        0.227         0.201          (0.185)       (0.049)         0.096          0.090         (0.200)        0.469
------------------------------------------------------------------------------------------------------------------------------------
Total income
  from
  operations      $  0.395      $  0.432        $  0.203      $  0.308       $  0.479       $  0.465       $  0.187      $  0.802
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income          $ (0.195)    $  (0.232)      $  (0.388)    $  (0.357)     $  (0.383)     $  (0.375)     $  (0.387)    $  (0.333)
In excess of
  net
  investment
  income                --            --          (0.005)       (0.001)        (0.006)        (0.058)        (0.092)           --
From net
  realized gain on
  investments           --            --              --            --             --         (0.012)        (0.008)           --
From paid-in
  capital               --            --              --            --             --             --             --        (0.109)
------------------------------------------------------------------------------------------------------------------------------------
Total
 distributions    $ (0.195)    $  (0.232)      $  (0.393)    $  (0.358)     $  (0.389)     $  (0.445)     $  (0.487)    $  (0.442)
------------------------------------------------------------------------------------------------------------------------------------

Net asset
  value -- End
  of period       $ 10.180     $  10.180        $  9.980      $  9.980      $  10.170      $  10.080      $  10.060     $  10.360
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)    3.96%         4.34%           2.05%         2.88%          4.78%          4.79%          1.68%         7.94%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets,
  end of period
  (000 omitted)   $ 25,459     $  45,735       $  48,418     $  34,321     $  116,781     $  149,581     $  162,999     $  90,210
Ratio of net
  expenses to
  average
  daily net
  assets(2)(3)        1.64%+        0.92%+          1.65%         0.89%+         1.57%          1.50%          1.42%         1.24%+
Ratio of net
  expenses to
  average
  daily net
  assets,
  after
  custodian
  fee
  reduction(2)        1.62%+        0.90%+          1.63%         0.87%+         1.56%            --             --            --
Ratio of net
  investment
  income to
  average
  daily net
  assets              3.87%+        4.58%+          3.86%         4.65%+         3.74%          3.77%          3.57%         3.73%+
Portfolio
  Turnover(4)           --            --              --            --             --             --              0%           11%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                                1.49%+
  Net investment
    income                                                                                                                   3.48%+
Net investment
  income per share                                                                                                           $0.311
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
  * For the period from the start of business, May 29, 1992, to March 31, 1993.
 ** For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                       Marathon Massachusetts Limited Fund
               --------------------------------------------------------------------------------------------------------------------
               Six Months Ended                                               Year Ended March 31,
               September 30, 1997             -------------------------------------------------------------------------------------
               (Unaudited)                             1997                  1996           1995           1994         1993*
               ------------------------       -------------------------------------------------------------------------------------
                 Class I      Class II        Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of
  period          $  9.990      $  9.990       $  10.100      $  9.940       $  9.980       $  9.960      $  10.270     $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss)
  from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income          $  0.184      $  0.230       $   0.378      $  0.359       $  0.383       $  0.383      $   0.385     $   0.334

Net realized and
  unrealized
  gain (loss) on
  investments        0.248         0.239          (0.106)        0.040++        0.126          0.082         (0.197)        0.368
------------------------------------------------------------------------------------------------------------------------------------
Total income
  from
  operations      $  0.432      $  0.469       $   0.272      $  0.399       $  0.509       $  0.465      $   0.188     $   0.702
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income          $ (0.192)     $ (0.229)      $  (0.382)     $ (0.349)      $ (0.383)      $ (0.383)     $  (0.385)    $   (0.334)
In excess of net
  investment
  income                --            --              --            --         (0.006)        (0.055)        (0.095)           --
From net
  realized gain
  on investments        --            --              --            --             --         (0.007)        (0.018)           --
From paid-in
  capital               --            --              --            --             --             --             --         (0.098)
------------------------------------------------------------------------------------------------------------------------------------
Total
  distributions   $ (0.192)     $ (0.229)      $  (0.382)     $ (0.349)      $ (0.389)      $ (0.445)     $  (0.498)    $   (0.432)
------------------------------------------------------------------------------------------------------------------------------------

Net asset
  value -- End
  of period       $ 10.230      $ 10.230       $   9.990      $  9.990       $ 10.100       $  9.980      $   9.960     $   10.270
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)     4.34%         4.72%           2.74%         3.83%          5.08%          4.84%          1.75%          6.95%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental
  Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets,
  end of period
  (000 omitted)   $ 20,791      $ 37,041       $  41,090      $ 23,995       $ 91,809       $113,338      $ 115,121     $   55,737

Ratio of net
  expenses to
  average
  daily net
  assets(2)(3)       1.66%+        0.98%+          1.68%         0.91%+         1.60%          1.57%          1.46%          1.24%+
Ratio of net
  expenses to
  average
  daily net
  assets,
  after
  custodian
  fee
  reduction(2)       1.64%+        0.96%+          1.66%         0.89%+         1.58%            --             --            --
Ratio of net
  investment
  income to
  average
  daily net
  assets             3.95%+        4.62%+          3.90%         4.76%+         3.71%          3.89%          3.61%          3.88%+
Portfolio
  Turnover(4)           --            --              --            --             --             --             2%           21%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                                1.55%+
  Net investment
    income                                                                                                                   3.57%+
Net investment
  income per share                                                                                                           $0.307
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of sales of
    Fund shares and the amount of per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, June 1, 1992, to March 31, 1993.
 ** For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of its corresponding Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                                Marathon Michigan Limited Fund
                           ------------------------------------------------------------------------------------------------------
                           Six Months Ended                                           Year Ended March 31,
                           September 30, 1997                 -------------------------------------------------------------------
                           (Unaudited)                                 1997                 1996          1995          1994*
                           --------------------------------   ---------------------------------------------------------------------
                              Class I        Class II          Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period        $  9.740        $  9.740         $  9.730      $  9.740      $  9.630      $  9.650     $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income        $  0.193        $  0.217         $  0.382      $  0.201      $  0.383      $  0.364      $  0.345
Net realized and
  unrealized gain on
  investments                   0.201           0.213            0.012         0.001         0.090         0.030        (0.279)
------------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $  0.394        $  0.430         $  0.394      $  0.202      $  0.473      $  0.394      $  0.066
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $ (0.194)       $ (0.207)        $ (0.384)     $ (0.201)     $ (0.373)     $ (0.364)     $ (0.345)
In excess of net
  investment income                --          (0.023)              --        (0.001)           --        (0.050)       (0.071)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions          $ (0.194)       $ (0.230)        $ (0.384)     $ (0.202)     $ (0.373)     $ (0.414)     $ (0.416)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
  period                     $  9.940        $  9.940         $  9.740      $  9.740      $  9.730      $  9.630      $  9.650
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                  4.06%           4.44%            4.14%         1.89%         4.95%         4.24%         0.37%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000 omitted)              $  5,936        $  5,841         $ 13,431      $    406      $ 18,705      $ 26,048      $ 26,788
Ratio of net expenses to
  average daily net
  assets(2)(3)                   2.04%+          1.59%+           1.99%         1.18%+        1.78%         1.55%         0.91%+
Ratio of net expenses to
  average daily net
  assets, after custodian
  fee reduction(2)               2.01%+          1.56%+           1.96%         1.15%+        1.75%           --            --
Ratio of net investment
  income to average daily
  net assets                     3.78%+          4.19%+           3.91%         4.56%+        3.92%         3.82%         3.56%+
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                               1.66%         1.63%+
  Net investment income                                                                                     3.71%         2.84%+
Net investment income per
  share                                                                                                 $  0.354      $  0.275
------------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, October 22, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                          Marathon New Jersey Limited Fund
                  -----------------------------------------------------------------------------------------------------------------
                  Six Months Ended                                             Year Ended March 31,
                  September 30, 1997             ----------------------------------------------------------------------------------
                  (Unaudited)                             1997                 1996          1995          1994         1993*
                  ------------------------       ----------------------------------------------------------------------------------
                      Class I      Class II         Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  -- Beginning of
  period             $ 10.070      $ 10.070        $ 10.110      $9.960        $ 10.020      $ 10.030      $ 10.350      $ 10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from
  operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income             $  0.177      $  0.231        $  0.375      $  0.362      $  0.383      $  0.370      $  0.374      $  0.325

Net realized and
  unrealized
  gain (loss) on
  investments           0.239         0.221          (0.026)       (0.102)++      0.093         0.068        (0.216)++      0.453
------------------------------------------------------------------------------------------------------------------------------------
Total income
  from operations    $  0.416      $  0.452        $  0.349      $  0.464      $  0.476      $  0.438      $  0.158      $  0.778
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income             $ (0.196)     $ (0.232)       $ (0.389)     $ (0.354)     $ (0.383)     $ (0.370)     $ (0.374)     $ (0.325)
In excess of net
  investment
  income                   --            --              --            --        (0.003)       (0.060)       (0.092)           --
From net
  realized gain on
  investments              --            --              --            --            --        (0.018)       (0.012)           --
From paid-in
  capital                  --            --              --            --            --            --            --        (0.103)
------------------------------------------------------------------------------------------------------------------------------------
Total
  distributions      $ (0.196)     $ (0.232)       $ (0.389)     $ (0.354)     $ (0.386)     $ (0.448)     $ (0.478)     $ (0.428)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value
  -- End of period   $ 10.290      $ 10.290        $ 10.070      $ 10.070      $ 10.110      $ 10.020      $ 10.030      $ 10.350
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)          4.14%         4.52%           3.53%         4.48%         4.79%         4.53%         1.44%         7.71%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end
  of period (000
  omitted)           $ 19,030      $ 30,700        $ 34,691      $ 22,230      $ 78,039      $ 93,361      $ 99,743      $ 58,527
Ratio of net
  expenses to
  average daily
  net assets(2)(3)       1.66%+        1.03%+          1.69%         0.88%+        1.60%         1.56%         1.51%         1.25%+
Ratio of net
  expenses to
  average daily
  net assets,
  after
  custodian fee
  reduction(2)           1.66%+        1.03%+          1.66%         0.85%+        1.58%           --            --            --
Ratio of net
  investment
  income to
  average daily
  net assets             3.94%+        4.58%+          3.90%         4.75%+        3.77%         3.73%         3.50%         3.71%+
Portfolio
  Turnover(4)              --            --              --            --            --            --             0%            9%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                                1.55%+
  Net investment
    income                                                                                                                   3.41%+
Net investment
  income per share                                                                                                         $0.299
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, June 1, 1992, to March 31, 1993.
 ** For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                          Marathon New York Limited Fund
               --------------------------------------------------------------------------------------------------------------------
               Six Months Ended                                               Year Ended March 31,
               September 30, 1997             -------------------------------------------------------------------------------------
               (Unaudited)                             1997                  1996           1995           1994         1993**
               ------------------------       -------------------------------------------------------------------------------------
                  Class I       Class II        Class I      Class II*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of
  period          $ 10.040      $ 10.040        $ 10.150      $ 10.000       $ 10.030       $ 10.040       $ 10.360      $ 10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income          $  0.173      $  0.232        $  0.387      $  0.357       $  0.374       $  0.378       $  0.387      $  0.327

Net realized and
  unrealized
  gain (loss) on
  investments        0.382         0.359          (0.109)        0.035++        0.135          0.049         (0.219)        0.475
------------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations      $  0.555      $  0.591        $  0.278      $  0.392       $  0.509       $  0.427       $  0.168      $  0.802
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income         $  (0.195)    $  (0.231)      $  (0.387)    $  (0.352)     $  (0.374)     $  (0.378)     $  (0.387)    $  (0.327)
In excess of net
  investment
  income                --            --          (0.001)           --         (0.015)        (0.055)        (0.093)           --
From net
  realized gain on
  investments           --            --              --            --             --         (0.004)        (0.008)           --
From paid-in
  capital               --            --              --            --             --             --             --        (0.115)
------------------------------------------------------------------------------------------------------------------------------------
Total
  distributions  $  (0.195)    $  (0.231)      $  (0.388)    $  (0.352)     $  (0.389)     $  (0.437)     $  (0.488)    $  (0.442)
------------------------------------------------------------------------------------------------------------------------------------

Net asset
  value -- End
  of period      $  10.400     $  10.400       $  10.040     $  10.040      $  10.150      $  10.030      $  10.040     $  10.360
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)       5.55%         5.93%           2.79%         3.74%          5.12%          4.41%          1.46%         7.95%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets,
  end of period
  (000 omitted)  $  32,021     $  50,880       $  60,097     $  35,932     $  133,846     $  166,691     $  178,251     $  93,819
Ratio of net
  expenses to
  average
  daily net
  assets(2)(3)        1.61%+        0.95%+          1.63%         0.88%+         1.57%          1.51%          1.40%         1.21%+
Ratio of net
  expenses to
  average
  daily net
  assets, after
  custodian fee
  reduction(2)         1.61%+        0.95%           1.61%         0.86%+         1.55%            --             --            --
Ratio of net
  investment
  income to
  average
  daily net
  assets              3.89%+        4.56%+          3.84%         4.67%+         3.66%          3.81%          3.56%         3.69%+
Portfolio
  Turnover(4)           --            --              --            --             --             --             --            11%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                                1.47%+
  Net investment
   income                                                                                                                    3.43%+
Net investment
  income per share                                                                                                           $0.305
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
 ** For the period from the start of business, May 29, 1992, to March 31, 1993.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights

                                                                  Marathon Ohio Limited Fund
                            -------------------------------------------------------------------------------------------------------
                            Six Months Ended                                          Year Ended March 31,
                            September 30, 1997                ---------------------------------------------------------------------
                            (Unaudited)                                1997                 1996          1995          1994*
                            --------------------------        ---------------------------------------------------------------------
                                 Class I      Class II           Class I     Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period           $  9.820        $  9.820        $  9.840      $  9.860      $  9.730      $  9.730     $  10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income           $  0.245        $  0.232        $  0.408      $  0.205      $  0.398      $  0.382     $   0.354
Net realized and
  unrealized gain (loss)
  on investments                   0.215           0.265          (0.033)       (0.037)        0.085         0.032        (0.194)
------------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                    $  0.460        $  0.497        $  0.375      $  0.168      $  0.483      $  0.414     $   0.160
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income      $ (0.200)       $ (0.237)       $ (0.395)     $ (0.205)     $ (0.373)     $ (0.382)    $  (0.354)
In excess of net
  investment income                   --              --              --        (0.003)           --        (0.032)       (0.076)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions             $ (0.200)       $ (0.237)       $ (0.395)     $ (0.208)     $ (0.373)     $ (0.414)    $  (0.430)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
  period                        $ 10.080        $ 10.080        $ 9.820       $ 9.820       $  9.840      $  9.730      $  9.730
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                     4.72%           5.09%           3.89%         1.51%         5.07%         4.41%         1.23%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000 omitted)                 $ 12,956        $ 11,272        $ 24,587      $    952      $ 29,759      $ 34,279     $  32,002
Ratio of net expenses to
  average daily net assets
  (2)(3)                            1.81%+          1.28%+          1.84%         1.08%+        1.67%         1.49%         1.03%+
Ratio of net expenses to
  average daily net
  assets, after custodian
  fee reduction(2)                  1.81%+          1.28%+          1.81%         1.05%+        1.65%           --            --
Ratio of net investment
  income to average daily
  net assets                        3.95%+          4.48%+          4.06%         4.75%+        4.04%         3.95%         3.53%+
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                 1.60%         1.63%+
  Net investment income                                                                                       3.84%         2.93%+
Net investment income per
  share                                                                                                   $  0.371      $  0.293
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, October 22, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of its corresponding Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Financial Highlights

                                                        Marathon Pennsylvania Limited Fund
                -------------------------------------------------------------------------------------------------------------------
                Six Months Ended                                              Year Ended March 31,
                September 30, 1997             ------------------------------------------------------------------------------------
                (Unaudited)                             1997                 1996           1995           1994         1993*
                -----------------------        ------------------------------------------------------------------------------------
                  Class I     Class II         Class I      Class II**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of
  period           $ 10.100      $ 10.100        $ 10.190      $ 10.030      $ 10.090       $ 10.100       $ 10.390      $ 10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from
  operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income           $  0.186      $  0.240        $  0.392      $  0.371      $  0.388       $  0.374       $  0.399      $  0.336

Net realized and
  unrealized
  gain (loss) on
  investments         0.336         0.319          (0.081)        0.063++       0.110          0.065         (0.195)        0.490
------------------------------------------------------------------------------------------------------------------------------------
Total income
  (loss) from
  operations       $  0.522      $  0.559        $ (0.311)     $  0.434      $  0.498       $  0.439       $  0.204      $  0.826
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
  investment
  income           $ (0.202)     $ (0.239)       $ (0.401)     $ (0.364)     $ (0.388)      $ (0.374)      $ (0.399)     $ (0.336)
In excess of
  net investment
  income                 --            --              --            --        (0.010)        (0.069)        (0.083)           --
From net
  realized gain
  on investments         --            --              --            --            --         (0.006)        (0.012)           --
In excess of
  net realized
  gain on
  investments            --            --              --            --            --             --             --        (0.100)
------------------------------------------------------------------------------------------------------------------------------------
Total
  distributions    $ (0.202)     $ (0.239)       $ (0.401)     $ (0.364)     $ (0.398)      $ (0.449)      $ (0.494)     $ (0.436)
------------------------------------------------------------------------------------------------------------------------------------

Net asset
  value -- End
  of period        $ 10.420      $ 10.420        $ 10.100      $ 10.100      $ 10.190       $ 10.090       $ 10.100      $ 10.390
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)        5.19%         5.57%           3.12%         4.15%         4.98%          4.50%          1.89%         8.19%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental
  Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets,
  end of period
  (000 omitted)    $ 19,257      $ 36,349        $ 33,971      $ 27,907      $ 84,407       $103,553       $109,515      $  65,005
Ratio of net
  expenses to
  average
  daily net
  assets(2)(3)         1.70%+        1.00%+          1.69%         0.90%+        1.62%          1.57%          1.45%         1.29%+
Ratio of net
  expenses to
  average
  daily net
  assets,
  after
  custodian fee
  reduction(2)         1.68%+        0.98%+          1.67%         0.88%+        1.60%            --             --            --
Ratio of net
  investment
  income to
  average
  daily net
  assets               4.00%+        4.70%+          4.05%         4.83%+        3.79%          3.75%          3.63%         3.88%+
Portfolio
  Turnover(4)            --            --              --            --            --             --              0%           18%
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                                1.53%+
  Net investment
    income                                                                                                                   3.64%+
Net investment
  income per share                                                                                                         $0.315
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, June 1, 1992, to March 31, 1993.
 ** For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                               See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of twenty-three Funds, nine of which are included in these financial statements. They include EV Marathon California Limited Maturity Municipals Fund ("Marathon California Limited Fund"), EV Marathon Connecticut Limited Maturity Municipals Fund ("Marathon Connecticut Limited Fund"), EV Marathon Florida Limited Maturity Municipals Fund ("Marathon Florida Limited Fund"), EV Marathon Massachusetts Limited Maturity Municipals Fund ("Marathon Massachusetts Limited Fund"), EV Marathon Michigan Limited Maturity Municipals Fund ("Marathon Michigan Limited Fund"), EV Marathon New Jersey Limited Maturity Municipals Fund ("Marathon New Jersey Limited Fund"), EV Marathon New York Limited Maturity Municipals Fund ("Marathon New York Limited Fund"), EV Marathon Ohio Limited Maturity Municipals Fund ("Marathon Ohio Limited Fund"), and EV Marathon Pennsylvania Limited Maturity Municipals Fund ("Marathon Pennsylvania Limited Fund"). The Funds have two classes of shares. Class I shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). Class I shares held longer then
  (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class II shares. All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Marathon California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Marathon Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Municipals Portfolio, the Marathon Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Marathon Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Marathon Michigan Limited Fund invests its assets in the Michigan Limited Maturity Municipals Portfolio, the Marathon New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the Marathon New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Marathon Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio, and the Marathon Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (93.1%, 89.1%, 87.7%, 93.1%, 91.6%, 97.9%, 96.0%, 89.6% and 91.4%) at September 30, 1997 for
  the Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

  Fund                                          Amount          Expires
  ---------------------------------------------------------------------------
  Marathon California Limited Fund             $   29,906      March 31, 2005
                                                1,636,789      March 31, 2004
                                                  723,340      March 31, 2003
  Marathon Connecticut Limited Fund               248,769      March 31, 2004
                                                  215,439      March 31, 2003
  Marathon Florida Limited Fund                    53,705      March 31, 2005
                                                2,395,400      March 31, 2004
                                                  645,654      March 31, 2003
  Marathon Massachusetts Limited Fund           1,434,610      March 31, 2004
                                                  507,369      March 31, 2003
  Marathon Michigan Limited Fund                  629,966      March 31, 2004
                                                  364,378      March 31, 2003
  Marathon New Jersey Limited Fund              1,685,218      March 31, 2004
                                                  481,071      March 31, 2003
  Marathon New York Limited Fund                1,660,209      March 31, 2004
                                                  797,871      March 31, 2003
  Marathon Ohio Limited Fund                      627,563      March 31, 2004
                                                  621,935      March 31, 2003
  Marathon Pennslyvania Limited Fund            1,531,994      March 31, 2004
                                                  141,151      March 31, 2003

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principals require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                            Marathon California Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                            60,757               44,303
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        19,255               76,296
  Redemptions                                    (262,963)          (1,178,410)
  Exchange to Class II shares                    (893,541)          (1,779,248)

  -----------------------------------------------------------------------------
  Net decrease                                 (1,076,492)          (2,837,059)
  -----------------------------------------------------------------------------

                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        14,777               10,290
  Redemptions                                    (415,633)            (314,531)
  Exchange to Class II shares                     893,541            1,779,248

  -----------------------------------------------------------------------------
  Net increase                                    492,685            1,475,007
  -----------------------------------------------------------------------------

                                           Marathon Connecticut Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                            23,476               54,830
  Issued to shareholders electing to receive
    payment of distributions in Fund shares         9,572               29,813
  Redemptions                                    (135,314)            (300,480)
  Exchange to Class II shares                    (337,363)             (59,859)

  -----------------------------------------------------------------------------
  Net decrease                                   (439,629)            (275,696)
  -----------------------------------------------------------------------------

                                           Marathon Connecticut Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares         2,044                    2
  Redemptions                                     (58,378)                 --
  Exchange to Class II shares                     337,363               59,859

  -----------------------------------------------------------------------------
  Net increase                                    280,989               59,861
  -----------------------------------------------------------------------------

                                              Marathon Florida Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                            14,338              197,900
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        35,838              155,202
  Redemptions                                    (400,071)          (2,599,329)
  Exchange to Class II shares                  (2,001,691)          (4,380,777)

  -----------------------------------------------------------------------------
  Net decrease                                 (2,351,586)          (6,627,004)
  -----------------------------------------------------------------------------

                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                                --                   --

  Issued to shareholders electing to receive
    payment of distributions in Fund shares        30,763               23,070

  Redemptions                                    (981,910)            (963,892)

  Exchange to Class II shares                   2,001,691            4,380,777

  -----------------------------------------------------------------------------
  Net increase                                  1,050,544           3,439,955

  -----------------------------------------------------------------------------

                                          Marathon Massachusetts Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                            23,077              101,398
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        37,294              150,180
  Redemptions                                    (400,041)          (2,198,694)
  Exchange to Class II shares                  (1,740,575)          (3,028,854)
  -----------------------------------------------------------------------------
  Net decrease                                 (2,080,245)          (4,975,970)
  -----------------------------------------------------------------------------

                                          Marathon Massachusetts Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        32,104               24,689
  Redemptions                                    (553,835)            (652,306)
  Exchange to Class II shares                   1,740,575            3,028,854
  -----------------------------------------------------------------------------
  Net increase                                  1,218,844            2,401,237
  -----------------------------------------------------------------------------

                                             Marathon Michigan Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                             2,588               39,358
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        12,184               35,316
  Redemptions                                    (162,244)            (575,559)
  Exchange to Class II shares                    (634,321)             (42,757)
  -----------------------------------------------------------------------------
  Net decrease                                   (781,793)            (543,642)
  -----------------------------------------------------------------------------

                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares         2,125                   --
  Redemptions                                     (90,751)              (1,098)
  Exchange to Class II shares                     634,321               42,757
  -----------------------------------------------------------------------------
  Net increase                                    545,695               41,659
  -----------------------------------------------------------------------------

                                            Marathon New Jersey Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                            83,065              151,146
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        36,821              146,399
  Redemptions                                    (360,780)          (1,717,413)
  Exchange to Class II shares                  (1,356,790)          (2,856,136)
  -----------------------------------------------------------------------------
  Net decrease                                 (1,597,684)          (4,276,004)
  -----------------------------------------------------------------------------

                                            Marathon New Jersey Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        28,681               22,628
  Redemptions                                    (610,495)            (670,727)
  Exchange to Class II shares                   1,356,790            2,856,136
  -----------------------------------------------------------------------------
  Net increase                                    774,976            2,208,037
  -----------------------------------------------------------------------------

                                              Marathon New York Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                            64,815              158,358
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        52,601              239,015
  Redemptions                                    (664,029)          (3,084,350)
  Exchange to Class II shares                  (2,357,133)          (4,520,073)
  -----------------------------------------------------------------------------
  Net decrease                                 (2,903,746)          (7,207,050)
  -----------------------------------------------------------------------------

                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        46,800               33,049
  Redemptions                                  (1,088,196)            (975,814)
  Exchange to Class II shares                   2,357,133            4,520,073
  -----------------------------------------------------------------------------
  Net increase                                  1,315,737            3,577,308
  -----------------------------------------------------------------------------

                                                Marathon Ohio Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                            28,040               99,376
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        25,958               73,211
  Redemptions                                    (164,820)            (595,795)
  Exchange to Class II shares                  (1,107,612)             (98,805)
  -----------------------------------------------------------------------------
  Net decrease                                 (1,218,434)            (522,013)
  -----------------------------------------------------------------------------

                                                Marathon Ohio Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares         6,194                   --
  Redemptions                                     (92,794)              (1,819)
  Exchange to Class II shares                   1,107,612               98,805
  -----------------------------------------------------------------------------
  Net increase                                  1,021,012               96,986
  -----------------------------------------------------------------------------

                                           Marathon Pennslyvania Limited Fund
                                        ---------------------------------------
                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class I                                      (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                            37,541              136,028
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        29,341              132,318
  Redemptions                                    (281,666)          (1,815,306)
  Exchange to Class II shares                  (1,302,000)          (3,371,454)
  -----------------------------------------------------------------------------
  Net increase                                 (1,516,784)          (4,918,414)
  -----------------------------------------------------------------------------

                                        Six Months Ended
                                        September 30, 1997         Year Ended
  Class II                                     (Unaudited)      March 31, 1997
  -----------------------------------------------------------------------------

  Sales                                                --                   --
  Issued to shareholders electing to receive
    payment of distributions in Fund shares        26,905               18,350
  Redemptions                                    (606,013)            (625,891)
  Exchange to Class II shares                   1,302,000            3,371,454

  -----------------------------------------------------------------------------
  Net increase                                    722,892            2,763,913

  -----------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5). Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution Plan
--------------------------------------------------------------------------------
  Each Fund has adopted a distribution plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of each Fund's Class I daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Marathon Connecticut Limited Fund, Marathon Michigan Limited Fund and Marathon Ohio Limited Fund) of the aggregate amount received by the Fund for Class I shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Fund's net assets. For the six months ended September 30, 1997, Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund, and Marathon Pennsylvania Limited Fund paid or accrued $78,037, $30,145, $141,568, $117,808, $34,833, $103,355, $171,711,
  $72,848, and $100,708, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At September 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund, and Marathon Pennsylvania Limited Fund were approximately $268,000, $211,000, $567,000, $350,000, $340,000, $346,000,
  $487,000, $448,000, and $246,000, respectively.

  In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% of each Fund's average daily net assets attributable to both Class I and Class II shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended September 30, 1997, Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $27,472, $7,836, $54,611, $40,918, $9,577,
  $32,291, $55,511, $16,856, and $42,763, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts.

  Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class I shares made within four years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class I shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $17,000, $10,000, $37,000, $31,000, $7,000, $31,000, $65,000,
  $14,000 and $25,000, respectively, of CDSC paid by shareholders of Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund, and Marathon Pennsylvania Limited Fund for the six months ended September 30, 1997.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 1997 were as follows:

  Marathon California Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $ 9,748,247
  Decreases                                                        16,259,819

  Marathon Connecticut Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $ 3,613,116
  Decreases                                                         5,438,221

  Marathon Florida Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $20,548,858
  Decreases                                                        35,339,745

  Marathon Massachusetts Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $17,986,083
  Decreases                                                        28,194,947

  Marathon Michigan Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $ 6,314,674
  Decreases                                                         8,898,987

  Marathon New Jersey Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $14,775,883
  Decreases                                                        24,417,408

  Marathon New York Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $24,964,733
  Decreases                                                        43,015,372

  Marathon New York Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $24,964,733
  Decreases                                                        43,015,372

  Marathon Ohio Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $11,393,898
  Decreases                                                        14,018,365

  Marathon Pennsylvania Limited Fund
  ---------------------------------------------------------------------------
  Increases                                                       $13,810,575
  Decreases                                                        23,397,953

California Limited Maturity Municipals Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------------      Principal
                 Standard       Amount
Moody's          & Poor's       (000 omitted) Security                                          Value
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 3.9%
--------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,500    Central Valley Financing Authority,
                                              Cogeneration, 5.20%, 7/1/99                       $  1,527,795
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,527,795
--------------------------------------------------------------------------------------------------------------

Electric Utilities -- 4.6%
--------------------------------------------------------------------------------------------------------------
A2               A+               $  1,000    California Pollution Control Financing
                                              Authority, (Southern California Edison Co.),
                                              Series D, 6.85%,
                                              12/1/08                                           $  1,061,250

Baa1             BBB+                  750    Puerto Rico Electric Power Authority, 5.50%,
                                              7/1/14                                                 759,533
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,820,783
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.3%
--------------------------------------------------------------------------------------------------------------
NR               NR               $  1,400    California Health Facilities, (Sisters of
                                              Providence), Prerefunded to
                                              10/1/00, 7.50%, 10/1/10                           $  1,559,040

NR               AAA                 1,500    San Bernadino, CA, Certificates of
                                              Participation Prerefunded to
                                              8/1/01, 7.00%, 8/1/28                                1,685,085
--------------------------------------------------------------------------------------------------------------

                                                                                                $  3,244,125
--------------------------------------------------------------------------------------------------------------

General Obligations -- 0.6%
--------------------------------------------------------------------------------------------------------------
NR               NR               $    225    Eastern Plumas, CA, Health Care, (District
                                              Hospital), 7.50%, 8/1/07                          $    226,006
--------------------------------------------------------------------------------------------------------------

                                                                                                $    226,006
--------------------------------------------------------------------------------------------------------------

Hospitals -- 1.0%
--------------------------------------------------------------------------------------------------------------
NR               BBB+             $    400    Stockton, CA, Health Facilities, (Dameron
                                              Hospital), 5.70%,
                                              12/1/14                                           $    402,232
--------------------------------------------------------------------------------------------------------------

                                                                                                $   402,232
--------------------------------------------------------------------------------------------------------------

Housing -- 4.0%
--------------------------------------------------------------------------------------------------------------
Aaa              NR               $  1,500    Corona, CA, Single Family Mortgage, 6.05%, 5/
                                              1/27                                              $  1,558,875
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,558,875
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.2%
--------------------------------------------------------------------------------------------------------------
A3               A                $  2,000    California Pollution Control Financing
                                              Authority, (Browning Ferris Industry, Inc.),
                                              Series A, 5.80%, 12/1/16                          $  2,040,200
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,040,200
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 6.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Sacramento Municipal Utility District,
                                              (AMBAC), 5.60%, 8/15/16                           $  1,543,485

Aaa              AAA                 1,000    Southern California Public Power Authority
                                              Project, (AMBAC), 5.00%, 7/1/17                        963,460
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,506,945
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 12.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,080    Fillmore, CA, Unified School District,
                                              (FGIC), 0.00%, 7/1/15                             $    423,025

Aaa              AAA                 2,000    Mt. Diablo, CA, School District (AMBAC),
                                              5.70%, 8/1/14                                        2,094,599

Aaa              AAA                 2,000    San Mateo County, CA, Transportation
                                              District, (MBIA), 5.00%, 6/1/13                      2,011,760

Aaa              AAA                   705    Ukiah, CA, Unified School District, (FGIC),
                                              0.00%, 8/1/10                                          369,357
--------------------------------------------------------------------------------------------------------------

                                                                                                $  4,898,741
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 19.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    ABAG Finance Authority Certificate of
                                              Participation, (Stanford University
                                              Hospital), (MBIA), 5.13%,
                                              11/1/05                                           $  1,046,760

Aaa              AAA                 1,500    ABAG Finance Authority Certificates of
                                              Participation, (Stanford University
                                              Hospital), (MBIA), 4.90%,
                                              11/1/03                                              1,551,750

Aaa              AAA                 1,250    California Health Facilities Financing
                                              Authority, (Catholic Health West), (AMBAC),
                                              5.00%, 7/1/14                                        1,223,538

Aaa              AAA                 1,500    Loma Linda, CA, Hospital Revenue, (MBIA),
                                              5.00%, 12/1/13                                       1,478,640

Aaa              AAA                 1,900    Riverside County, CA, (Riverside County
                                              Hospital Project), (MBIA), 0.00%, 6/1/21               523,013

Aaa              AAA                 1,000    Riverside County, CA, (Riverside County
                                              Hospital Project), (MBIA], 5.00%, 6/1/19               955,340

Aaa              AAA                 1,000    Tri City, CA, Hospital District, (MBIA),
                                              5.63%, 2/15/17                                       1,022,410
--------------------------------------------------------------------------------------------------------------

                                                                                                $  7,801,451
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 6.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,355    California State Public Works Board -
                                              Department of Corrections (AMBAC), 5.25%, 12/
                                              1/13                                              $  1,395,962

Aaa              AAA                 1,000    San Francisco, CA, State Building Authority,
                                              Civic Center Complex, Lease Revenue Bonds,
                                              (AMBAC), 5.25%, 12/1/16                                998,730
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,394,692
--------------------------------------------------------------------------------------------------------------

Insured - Special Tax Revenue -- 3.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,250    Los Angeles Metropolitan Transportation
                                              Authority Sales Tax, (AMBAC), 5.70%, 7/1/12       $  1,316,975
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,316,975
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 7.0%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $    750    San Francisco, CA, City and County Airports,
                                              (AMBAC), (AMT), 5.00%, 1/1/12(1)                  $    737,565

Aaa              AAA                 1,500    San Francisco, CA, City and County Airports,
                                              (MBIA), 5.60%, 5/1/13                                1,545,345

Aaa              AAA                 1,000    San Joaquin Hills, CA, Transportation
                                              Corridor Agency Bridge & Toll Road, (MBIA),
                                              0.00%, 1/15/12(1)                                      476,810
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,759,720
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 2.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Central Coast Water Authority, (AMBAC),
                                              5.00%, 10/1/13                                    $    990,230
--------------------------------------------------------------------------------------------------------------

                                                                                                $    990,230
--------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 3.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    California State Public Works, (California
                                              Community College), (AMBAC), 5.63%, 3/1/16        $  1,545,840
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,545,840
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 5.3%
--------------------------------------------------------------------------------------------------------------
NR               A                $  2,000    California Statewide Communities Development
                                              Corporation, (Pacific Homes), 5.90%, 4/1/09       $  2,084,800
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,084,800
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 5.4%
--------------------------------------------------------------------------------------------------------------
A1               A                $  2,000    The City of Los Angeles Wastewater System,
                                              6.90%, 6/1/08(2)(3)                               $  2,124,019
--------------------------------------------------------------------------------------------------------------

                                                                                                $  2,124,019
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $37,438,471)                                                                 $ 39,243,429
--------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1) When-issued security.

(2) Security has been segregated to cover when-issued securities.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.0% to 30.8% of total investments.

Connecticut Limited Maturity Municipals Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------------     Principal
                 Standard      Amount
Moody's          & Poor's      (000 omitted)      Security                                        Value
--------------------------------------------------------------------------------------------------------------

Colleges and Universities -- 1.4%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-          $140               Connecticut State Health and Educational
                                                  Facilities, (Sacred Heart University),
                                                  6.00%, 7/1/08                                  $   146,945
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   146,945
--------------------------------------------------------------------------------------------------------------

Education -- 12.0%
--------------------------------------------------------------------------------------------------------------
Baa1             BBB+          $750               State of Connecticut Health and Education
                                                  Facilities Authority (HEFA), (Fairfield
                                                  University), 6.90%, 7/1/14(1)                  $   778,949

NR               BBB-           500               State of Connecticut HEFA, (Quinnipiac
                                                  College), 6.00%,
                                                  7/1/13                                             506,745
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,285,694
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $250               South Central Connecticut Regional Water
                                                  Authority (AMBAC), Prerefunded to 8/1/01,
                                                  6.50%, 8/1/07                                  $   274,563
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   274,563
--------------------------------------------------------------------------------------------------------------

General Obligations -- 14.4%
--------------------------------------------------------------------------------------------------------------
Baa1             A             $500               Commonwealth of Puerto Rico Aqueduct and
                                                  Sewer Authority, 5.00%, 7/1/19                 $   472,710

Aa2              AA             250               Danbury, CT, 5.00%, 8/1/17                         245,663

Aa3              NR             200               North Haven, CT, 5.00%, 9/1/16                     195,682

Aa               NR             190               Norwich, CT, 5.00%, 8/1/14                         188,070

Aa               NR             190               Norwich, CT, 5.00%, 8/1/15                         187,123

Aa3              AA             190               State of Connecticut, 0.00%,
                                                  11/15/10                                            99,944

Aa3              AA-            150               State of Connecticut, 5.125%,
                                                  8/15/11                                            151,109
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,540,301
--------------------------------------------------------------------------------------------------------------

Hospitals -- 5.7%
--------------------------------------------------------------------------------------------------------------
NR               BBB-          $555               Connecticut HEFA, (New Britain Hospital),
                                                  7.50%, 7/1/06                                  $   604,511
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   604,511
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 8.4%
--------------------------------------------------------------------------------------------------------------
A1               NR            $625               Connecticut Development Authority, (Frito
                                                  Lay), 6.375%, 7/1/04                           $   635,199

Baa3             BBB-           250               Puerto Rico Port Authority (American
                                                  Airlines), 6.25%, 6/1/26                           267,565
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   902,764
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $240               University of Connecticut, (FGIC), 5.00%,
                                                  2/1/15                                         $   236,429
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   236,429
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 3.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $400               Connecticut State Health and Educational
                                                  Facilities, (Choate Rosemary Hall),
                                                  (MBIA), 5.00%,
                                                  7/1/14                                         $   394,172
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   394,172
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $250               Connecticut Municipal Electric Authority,
                                                  (MBIA), 6.00%, 1/1/07                          $   276,313
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   276,313
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 14.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $250               Brandford, CT (FGIC), 5.40%,
                                                  2/15/14                                        $   253,988

Aaa              AAA            500               Bridgeport, CT (AMBAC), 6.00%,
                                                  9/1/06                                             551,490

Aaa              AAA            300               Connecticut Regional School District,
                                                  (MBIA), 5.00%, 6/15/16                             294,969

Aaa              AAA            500               Old Saybrook, CT (AMBAC), 4.10%, 8/15/01           498,635
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,599,082
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 6.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $150               Connecticut HEFA, (Greenwich Hospital),
                                                  (MBIA), 5.75%,
                                                  7/1/06                                         $   162,527

Aaa              AAA            250               Connecticut HEFA, (MBIA), 5.25%,
                                                  7/1/11                                             252,230

Aaa              AAA            300               Connecticut State Health and Educational
                                                  Facilities, (Middlesex Health Services),
                                                  (MBIA), 5.125%, 7/1/17(2)                          290,739
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   705,496
--------------------------------------------------------------------------------------------------------------

Insured - Life Care -- 7.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $470               Connecticut HEFA, (St. Raphael Hospital),
                                                  (AMBAC), 5.10%,
                                                  7/1/07                                         $   486,398

Aaa              AAA            250               Connecticut HEFA, (Stamford Hospital),
                                                  (MBIA), 6.50%,
                                                  7/1/06                                             271,843
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   758,241
--------------------------------------------------------------------------------------------------------------

Insured - Miscellaneous -- 5.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $500               Woodstock, CT Special Obligation Bonds,
                                                  (AMBAC), 7.00%, 3/1/07                         $   544,340
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   544,340
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 8.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $750               Connecticut State Airport Bonds, (Bradley
                                                  International Airport), (FGIC), 7.40%,
                                                  10/1/04                                        $   878,917
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   878,917
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 2.3%
--------------------------------------------------------------------------------------------------------------
NR               A-            $250               Eastern Connecticut Resources Recovery
                                                  Authority, (Wheelabrator Lisbon), (AMT),
                                                  5.00%, 1/1/03                                  $   249,330
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   249,330
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 2.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA           $300               Connecticut State Clean Water Revenue,
                                                  4.875%, 5/1/09                                 $   300,558
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   300,558
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $10,272,445)                                                                  $10,697,656
--------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1) Security has been segregated to cover when-issued securities.

(2) When-issued security.

The Portfolio invests primarily in debt securitites issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 50.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 12.8% to 22.0% of total investments.

Florida Limited Maturity Municipals Portfolio as of September 30, 1997
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------------       Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Electric Utilities -- 11.8%
------------------------------------------------------------------------------------------------------------
Aa               AA-              $  2,000    City of Tallahassee, Electric Refunding
                                              Bonds, 5.90%, 10/1/05                             $  2,159,940
Aa               AA                  1,000    Gainesville, FL, Electric Utility,
                                              5.00%, 10/1/16                                         969,000
Aa               AA                  3,000    Gainesville, FL, Utility System Revenue,
                                              5.00%, 10/1/15                                       2,920,140
Aa1              AA                  1,000    Jacksonville Electric Authority,
                                              (St. John's River Power Park), 5.25%, 10/1/20          977,800
Aa1              AA                  2,500    Jacksonville, FL, Electric Authority, (Johns
                                              River Power Park), 5.38%, 10/1/16                    2,506,450
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,533,330
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,015    Dade County, FL, Educational Facilities
                                              Authority, (MBIA) Prerefunded to 10/1/01,
                                              7.00%, 10/1/08                                    $  1,138,099
Aaa              AAA                 1,500    Florida Department of Natural Resources,
                                              Preservation 2000, (MBIA), Prerefunded to
                                              7/1/98, 7.25%, 7/1/08                                1,567,815
Aaa              AA-                 2,250    Orlando Utility Community Water and Electric,
                                              Prerefunded to 10/1/01, 6.50%, 10/1/20               2,481,773
Baa1             AAA                 1,250    Puerto Rico Aqueduct and Sewer Authority,
                                              Prerefunded to 7/1/98, 7.88%, 7/1/17                 1,313,363
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,501,050
------------------------------------------------------------------------------------------------------------

General Obligations -- 30.2%
------------------------------------------------------------------------------------------------------------
Aa2              AA+              $  4,000    Florida State Board of Education, 5.00%, 6/1/14   $  3,959,599
Aa2              AA+                 2,000    Florida State Board of Education, 5.00%, 6/1/15      1,942,740
Aa2              AA+                 3,000    Florida State Board of Education, 5.55%, 6/1/11      3,138,180
Aaa              AAA                 4,000    Manatee County, FL, (FGIC), 4.75%, 10/1/13           3,810,240
Aa/AA            VMIG1/A1            1,000    Memphis, TN, Series 1995A, 4.15%, 8/1/07             1,002,915
Baa1             A-                  2,000    Puerto Rico Municipal Finance Agency, 5.50%,
                                              7/1/01                                               2,076,940
Baa1             A                   1,000    Puerto Rico Public Building Authority, Gtd.
                                              Public Education and Health Facilities,
                                              6.50%, 7/1/03                                        1,088,030
Aa               AA+                 3,000    State of Florida, 5.00%, 7/1/11                      3,017,130
Aa2              AA+                 3,000    State of Florida Board of Education, 4.75%,
                                              6/1/17                                               2,789,340
NR               NR                  1,500    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.80%, 10/1/00                               1,593,300
------------------------------------------------------------------------------------------------------------
                                                                                                 $24,418,414
------------------------------------------------------------------------------------------------------------

Hospitals -- 3.3%
------------------------------------------------------------------------------------------------------------
NR               BBB+             $  1,250    Escambia County, FL, Health Facilities
                                              Authority, (Baptist Hospital, Inc. and
                                              Baptist Manor, Inc.), 6.00%, 10/1/14              $  1,283,763
Baa1             NR                    425    Jacksonville Health Facilities Authority
                                              (National Benevolent Association - Cypress
                                              Village), 6.00%, 12/1/98                               431,214
Baa1             NR                    450    Jacksonville Health Facilities Authority,
                                              (National Benevolent Association - Cypress
                                              Village), 6.25%, 12/1/99                               462,321
Baa1             NR                    480    Jacksonville Health Facilities Authority,
                                              (National Benevolent Association - Cypress
                                              Village), 6.50%, 12/1/00                               499,963
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,677,261
------------------------------------------------------------------------------------------------------------

Housing -- 0.7%
------------------------------------------------------------------------------------------------------------
Baa              BBB              $    600    Puerto Rico Housing Bank and Finance Agency,
                                              5.10%, 12/1/03                                      $  602,256
------------------------------------------------------------------------------------------------------------
                                                                                                  $  602,256
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.7%
------------------------------------------------------------------------------------------------------------
Baa2             BBB              $  2,000    Polk County, FL, Industrial Development
                                              Authority, (IMC Fertilizer), (AMT), 7.53%,
                                              1/1/15                                            $  2,167,860
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,167,860
------------------------------------------------------------------------------------------------------------

Insured - Cogeneration -- 2.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Resource Recovery
                                              Facilities, (AMBAC) (AMT), 5.30%, 10/1/07         $  2,090,020
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,090,020
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 4.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Dade County Local School District, (FGIC),
                                              Prerefunded to 8/1/01, 6.00%, 8/1/06              $  1,597,650
Aaa              AAA                 2,000    Dade County Local School District, (MBIA),
                                              5.00%, 2/15/15                                       1,970,220
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,567,870
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 12.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  4,000    Jacksonville Health Facilities Authority,
                                              (Baptist Medical Center), (MBIA),
                                              7.25%, 6/1/05(1)                                  $  4,270,359
Aaa              AAA                 2,500    Naples, FL, (Naples Community Hospital Inc.),
                                              (MBIA), 5.50%, 10/1/16                               2,518,475
Aaa              AAA                 2,450    North Broward, FL, Hospital District, (MBIA),
                                              5.25%, 1/15/17                                       2,403,205
Aaa              AAA                 1,000    Orange County Health Facilities Authority,
                                              (Adventist Health System/Sunbelt Inc,),
                                              (CGIC), 5.50%, 11/15/02                              1,054,150
------------------------------------------------------------------------------------------------------------
                                                                                                 $10,246,189
------------------------------------------------------------------------------------------------------------

Insured - Housing -- 3.1%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,240    Florida Housing Finance Agency, (Leigh
                                              Meadows Apartments), (AMBAC), 5.85%, 9/1/10       $  1,299,074
Aaa              AAA                 1,140    Florida Housing Finance Agency, (Stottert
                                              Arms Apartments), (AMBAC), 5.90%, 9/1/10             1,198,995
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,498,069
------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue -- 1.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Pinellas County, FL, (MBIA), 5.13%, 10/1/04       $  1,544,430
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,544,430
------------------------------------------------------------------------------------------------------------
Insured - Lease Revenue / Certificates of
Participation -- 1.3%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Palm Beach County, FL, Criminal Justice
                                              Facilities, (FGIC), 5.38%, 6/1/10                 $  1,055,010
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,055,010
------------------------------------------------------------------------------------------------------------

Insured - Special Tax Revenue -- 2.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,345    Orange County, FL, Tourist Development Tax,
                                              (MBIA), 5.00%, 10/1/14                            $  2,321,175
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,321,175
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Seaport Revenue, (MBIA),
                                              5.13%, 10/1/16                                    $  1,974,420
Aaa              AAA                 3,120    Hillsborough County Aviation Authority, (Tampa
                                              International Airport), (FGIC), 6.85%, 10/1/06       3,335,904
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,310,324
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 6.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Water and Sewer Revenue,
                                              (FGIC), 5.25%, 10/1/11                            $  2,046,540
Aaa              AAA                 2,000    Manatee County, FL, Public Utilities, (MBIA),
                                              6.75%, 10/1/04                                       2,284,500
Aaa              AAA                 1,000    Pasco County, FL, Water and Sewer Revenue,
                                              (FGIC), 5.40%, 10/1/03                               1,057,650
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,388,690
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR               $  1,000    Volusia County, FL, (Beverly Enterprises),
                                              5.88%, 7/1/07                                       $  999,160
------------------------------------------------------------------------------------------------------------
                                                                                                  $  999,160
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $77,729,712)                                                                  $80,921,108
------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet thier obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at September
30, 1997, 42.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.3% to 27.2% of total investments.

                                      See notes to financial statements

Massachusetts Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------------       Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Education -- 4.7%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,200    Massachusetts Health and Education FInance
                                              Authority, (Tufts University), 7.40%, 8/1/18      $  1,255,836
A3               NR                  1,030    Massachusetts Industrial Finance Agency,
                                              (Park School), 5.50%, 9/1/16                         1,041,752
Baa3             BBB-                  500    Massachusetts State Industrial Finance
                                              Agency, (Dana Hall), 5.90%, 7/1/27                     509,805
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,807,393
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa2             BBB+             $  1,000    Massachusetts Municipal Wholesale Electric
                                              Co., 5.70%, 7/1/01                                $  1,042,860
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,042,860
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Lynn, MA, Water and Sewer Commission, (MBIA),
                                              Prerefunded to 12/1/00, 7.25%, 12/1/10            $    552,990
------------------------------------------------------------------------------------------------------------
                                                                                                $    552,990
------------------------------------------------------------------------------------------------------------

General Obligations -- 7.4%
------------------------------------------------------------------------------------------------------------
Baa1             A                $  1,000    Commonwealth of Puerto Rico Aqueduct and
                                              Sewer Authority, 5.00%, 7/1/19                    $    945,420
A1               A+                  1,500    Massachusetts State, 5.40%, 11/1/06                  1,585,950
A1               A+                  2,000    Massachusetts State, Consolidated Loan,
                                              Series D, 5.00%, 11/1/14                             1,952,780
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,484,150
------------------------------------------------------------------------------------------------------------

Hospitals -- 9.3%
------------------------------------------------------------------------------------------------------------
Aa2              AA+              $  3,000    Massachusetts Health and Educational
                                              Facilities Authority, (Daughters of Charity
                                              Issue), 5.75%, 7/1/02                             $  3,163,200
NR               BBB-                1,845    Massachusetts Health and Educational
                                              Facilities Authority, (North Adams Regional
                                              Hospital), 6.25%, 7/1/04                             1,953,947
Baa2             BBB                   500    Massachusetts Health and Educational
                                              Facilities Authority, (Sisters of Providence
                                              Hospital), 6.00%, 11/15/00                             517,335
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,634,482
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Municipal Wholesale Electric
                                              Co., (AMBAC), 6.63%, 7/1/03(1)                    $  2,222,240
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,222,240
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 8.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Haverhill, MA, (FGIC), 5.00%, 6/15/17             $  962,320
Aaa              AAA                 1,000    Massachusetts State, (AMBAC), 5.00%, 7/1/12          1,004,590
Aaa              AAA                 1,000    Puerto Rico Public Buildings Authority,
                                              (MBIA), 5.00%, 7/1/16                                  983,200
Aaa              AAA                 1,000    The Commonwealth of Massachusetts, (FGIC),
                                              6.50%, 6/1/01                                        1,078,450
Aaa              AAA                 1,000    Town of Rockport, MA, (AMBAC), 6.80%, 12/15/04       1,086,430
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,114,990
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Massachusetts State Health and Educational
                                              Facilities Authority, (Lowell General
                                              Hospital), Series B, (FSA), 5.25%, 6/1/16         $  1,475,355
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,475,355
------------------------------------------------------------------------------------------------------------

Insured - Housing -- 20.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,900    Massachusetts Housing Finance Agency,
                                              (AMBAC), (AMT), 5.90%, 1/1/03                     $  1,982,517
Aaa              AAA                 4,800    Massachusetts Housing Finance Agency,
                                              (Harborpoint Development), (AMBAC), (AMT),
                                              6.20%, 12/1/10                                       5,091,936
Aaa              AAA                 4,730    Massachusetts Housing Finance Agency, (MBIA),
                                              6.13%, 12/1/11                                       5,010,347
------------------------------------------------------------------------------------------------------------
                                                                                                 $12,084,800
------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /
Pollution Control Revenue -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,400    Massachusetts IFA, (Nantucket Electric),
                                              (AMBAC), (AMT), 5.30%, 7/1/04                     $  1,450,890
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,450,890
------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,015    Massachusetts Industrial Finance Agency
                                              Revenue, (Dexter School), (MBIA), 5.40%, 5/1/13   $  1,028,743
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,028,743
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 4.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Bay Transportation Authority,
                                              Series B, (AMBAC), 5.25%, 3/1/11                  $  2,031,100
Aaa              AAA                   400    Massachusetts State Turnpike Authority,
                                              (FGIC), 5.13%, 1/1/23                                  398,956
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,430,056
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 8.8%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  5,480    Massachusetts Water and Sewer Authority,
                                              (MBIA), 5.00%, 12/1/16(2)                         $  5,308,859
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,308,859
------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 2.8%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,650    Puerto Rico, (ITEM & EC - Guaynabo Lease
                                              Program), 5.38%, 7/1/06                           $  1,700,375
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,700,375
------------------------------------------------------------------------------------------------------------

Life Care -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa3             BB                 $  960    Massachusetts Health and Educational Finance
                                              Authority, (Milford-Whitinsville Hospital),
                                              Series B, 7.12%, 7/15/02                          $  1,013,376
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,013,376
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 3.6%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  970    Massachusetts Health and Educational
                                              Facilities Authority, (1st Mortgage -
                                              Fairview Extended Care), 10.13%, 1/1/11           $  1,166,183
NR               NR                  1,000    Massachusetts Industrial Finance Agency,
                                              Health Care Facilities, (Age Institute of
                                              Massachusetts), 7.60%, 11/1/05                       1,030,950
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,197,133
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 3.8%
------------------------------------------------------------------------------------------------------------
Aa3              AA               $    500    Massachusetts State, Special Tax Obligation,
                                              5.00%, 6/1/14(3)                                  $    494,675
NR               NR                  1,750    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.70%, 10/1/99                               1,826,353
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,321,028
------------------------------------------------------------------------------------------------------------

Transportation -- 6.8%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,000    Massachusetts Bay Transportation Authority,
                                              Series A, 5.75%, 3/1/18                           $  1,026,270
A1               A+                  2,000    Massachusetts State Turnpike Authority,
                                              5.00%, 1/1/20                                        1,957,780
A1               A+                  1,000    Woods Hole, (Martha's Vineyard and Nantucket
                                              Steamship Authority), 6.60%, 3/1/03                  1,104,500
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,088,550
------------------------------------------------------------------------------------------------------------

Water and Sewer -- 5.8%
------------------------------------------------------------------------------------------------------------
Aa               A+               $    500    Massachusetts State Water Pollution Abatement
                                              Trust, 5.00%, 8/1/15                              $    486,165
Aa               A+                  1,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 1,013,350
Aa3              AA+                 2,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 2,006,420
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,505,935
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $57,783,860)                                                                  $60,464,205
------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet thier obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997,
51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.4% to 24.6% of total investments.

                                      See notes to financial statements

Michigan Limited Maturity Municipals Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------      Principal
                 Standard      Amount
Moody's          & Poor's      (000 omitted)  Security                                            Value
--------------------------------------------------------------------------------------------------------------

Economic Development Revenue -- 1.2%
--------------------------------------------------------------------------------------------------------------
NR               BB-                $  150    Michigan State Strategic Fund, 6.25%, 8/1/12       $   150,894
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   150,894
--------------------------------------------------------------------------------------------------------------

Education -- 1.9%
--------------------------------------------------------------------------------------------------------------
Aa2              NR                 $  250    Oakland County, MI, (Cranbrook Educational
                                              Community Project), 5.00%, 11/1/17                 $   238,115
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   238,115
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    Grand Ledge, MI, Public School District,
                                              (MBIA), Prerefunded to
                                              5/1/04, 7.875%, 5/1/11                             $ 1,211,660
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,211,660
--------------------------------------------------------------------------------------------------------------

General Obligations -- 10.0%
--------------------------------------------------------------------------------------------------------------
Baa2             BBB                $  650    Detroit, MI, 6.25%, 4/1/05                         $   704,964

Baa2             BBB                   495    Detroit, MI, 6.40%, 4/1/05                             541,476
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,246,440
--------------------------------------------------------------------------------------------------------------

Hospitals -- 16.0%
--------------------------------------------------------------------------------------------------------------
Baa1             NR                 $  525    Flint, MI Hospital Authority, (Hurley Medical
                                              Center), 6.00%, 7/1/05                             $   541,637

A2               A+                    470    Marquette Michigan Hospital Finance
                                              Authority, 6.625%, 4/1/07                              470,823

NR               BBB                   100    Michigan Hospital Finance Authority, (Central
                                              MI Community Hospital), 6.00%, 10/1/05                 106,394

NR               BBB                   100    Michigan Hospital Finance Authority, (Central
                                              MI Community Hospital), 6.10%, 10/1/06                 107,222

NR               BBB                   225    Michigan Hospital Finance Authority, (Central
                                              MI Community Hospital), 6.20%, 10/1/07                 243,106

NR               BBB                   500    Michigan State Hospital (Gratiot Community
                                              Hospital), 6.10%,
                                              10/1/07                                                524,650
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,993,832
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.6%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-               $  500    Puerto Rico Port Authority (American
                                              Airlines), 6.25%, 6/1/26                           $   535,130

NR               BB-                   170    Richmond, MI Economic Development Corp., (K-
                                              MART), 6.30%, 1/1/99                                   171,005
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   706,135
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 3.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  450    Michigan State University, Agriculture and
                                              Applied Sciences, (AMBAC), 5.125%, 2/15/16         $   442,769
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   442,769
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 16.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Detroit, MI, School District, (AMBAC), 6.50%,
                                              5/1/10                                             $   574,970

Aaa              AAA                   500    Hartland, MI, School District, (FGIC),
                                              5.125%, 5/1/17                                         490,465

Aaa              AAA                 1,000    Wixom MI, (AMBAC), 4.75%,
                                              5/1/11(1)                                              965,000
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,030,435
--------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /
Pollution Control Revenue -- 4.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Monroe County, MI, (The Detroit Edison Co.),
                                              (AMBAC), (AMT), 6.35%, 12/1/04                     $   551,120
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   551,120
--------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 4.3%
--------------------------------------------------------------------------------------------------------------
A1               AA-                $  500    State of Michigan Building Authority, 6.10%,
                                              10/1/01                                            $   533,910
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   533,910
--------------------------------------------------------------------------------------------------------------

Life Care -- 2.5%
--------------------------------------------------------------------------------------------------------------
NR               BBB                $  300    Kalamazoo, MI, (Friendship Village), 6.125%,
                                              5/15/17                                            $   308,649
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   308,649
--------------------------------------------------------------------------------------------------------------

Miscellaneous -- 1.2%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  150    Pittsfield Township, MI, EDC, (Arbor Hospice
                                              Project), 7.875%,
                                              8/15/27                                            $   147,459
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   147,459
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 3.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  395    Michigan Hospital Finance Authority,
                                              (Presbyterian Villages), 6.20%,
                                              1/1/06                                             $   417,934
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   417,934
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 3.0%
--------------------------------------------------------------------------------------------------------------
Ba1              BBB-               $  350    Central Wayne, MI, Sanitation Authority,
                                              6.40%, 7/1/06                                      $   369,625
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   369,625
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 12.7%
--------------------------------------------------------------------------------------------------------------
NR               BBB+               $1,000    Battle Creek, MI Downtown Development
                                              Authority, 6.65%,
                                              5/1/02                                             $ 1,082,557

NR               A-                  2,000    Detroit, MI, Downtown Development Authority
                                              Tax Increment, 0.00%,
                                              7/1/21                                                 503,740
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,586,297
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 4.5%
--------------------------------------------------------------------------------------------------------------
Aa1              AA+                $  500    Michigan Municipal Bond Authority, 7.00%, 10/
                                              1/02                                               $   561,025
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   561,025
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $11,663,301)                                                                  $12,496,299
--------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 24.1% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.9% to 20.3% of total investments.

New Jersey Limited Maturity Municipals Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------      Principal
                 Standard      Amount
Moody's          & Poor's      (000 omitted)  Security                                           Value
--------------------------------------------------------------------------------------------------------------
Assisted Living -- 1.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  650    New Jersey Economic Development Authority,
                                              8.00%, 10/1/07                                     $   667,667
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   667,667
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 8.3%
--------------------------------------------------------------------------------------------------------------
NR               BBB-               $2,250    New Jersey Economic Development Authority,
                                              Heating and Cooling, (Trigen-Trenton), (AMT),
                                              6.10%, 12/1/05                                     $ 2,397,398

NR               BB+                 1,135    New Jersey EDA, (Vineland Cogeneration)
                                              (AMT), 7.88%,
                                              6/1/19                                               1,244,198

NR               NR                    550    Port Authority of New York and New Jersey,
                                              (KIAC Project), (AMT), 6.50%, 10/1/01                  583,682
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 4,225,278
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 5.4%
--------------------------------------------------------------------------------------------------------------
Aaa              NR                 $2,030    New Jersey Economic Development Authority,
                                              0.00%, 12/15/12                                    $   923,711

Baa1             AAA                 1,735    Puerto Rico Aqueduct and Sewer Authority,
                                              Prerefunded to 7/1/98, 7.88%, 7/1/17                 1,822,947
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,746,658
--------------------------------------------------------------------------------------------------------------

General Obligations -- 14.9%
--------------------------------------------------------------------------------------------------------------
A3               AA                 $2,195    Jersey City, NJ, School District, 6.25%,
                                              10/1/10                                            $ 2,491,083

Baa1             A                   3,000    Puerto Rico Public Buildings Authority,
                                              5.25%, 7/1/21                                        2,924,249

Aa3              AA-                 1,000    South Brunswick, NJ, 7.12%,
                                              7/15/02                                              1,123,090

Aaa              AA+                 1,000    Union County, NJ, 5.00%, 2/1/10                      1,024,010
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 7,562,432
--------------------------------------------------------------------------------------------------------------

Hospitals -- 4.4%
--------------------------------------------------------------------------------------------------------------
A3               A-                 $  340    New Jersey Health Care Facilities Financing
                                              Authority (Atlantic City Medical Care
                                              Center), 6.25%,
                                              7/1/00                                             $   356,878

A3               A-                  1,000    New Jersey Health Care Facilities Financing
                                              Authority, (Atlantic City Medical Care
                                              Center), 6.45%,
                                              7/1/02                                               1,079,190

A3               A-                    750    New Jersey Health Care Facilities Financing
                                              Authority, (Atlantic City Medical Care
                                              Center), 6.55%,
                                              7/1/03                                             $   820,943
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,257,011
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.3%
--------------------------------------------------------------------------------------------------------------
Aa3              NR                 $  610    New Jersey Economic Development Authority,
                                              LOC: Bank of Paris, (AMT), 6.00%, 12/1/02          $   637,298

NR               NR                    500    New Jersey EDA, Holt Hauling and Warehousing
                                              System, Inc., 7.90%, 3/1/27                            552,410
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,189,708
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 2.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    New Jersey State Educational Facilities,
                                              (Seton Hall University) (FGIC), 6.10%, 7/1/01      $ 1,065,610
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,065,610
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    Middlesex County, NJ, Utility Authority,
                                              (FGIC), 6.10%, 12/1/01                             $ 1,073,890
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,073,890
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 25.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    Atlantic City, NJ, Board of Education,
                                              (AMBAC), 6.00%, 12/1/02(1)                         $ 1,085,210

Aaa              AAA                   500    City of Elizabeth, Union County, NJ, (MBIA),
                                              6.10%, 11/15/99                                        521,990

Aaa              AAA                   500    City of Elizabeth, Union County, NJ, (MBIA),
                                              6.20%, 11/15/02                                        536,990

Aaa              AAA                 1,175    Edison, NJ, (AMBAC), 4.70%,
                                              1/1/04                                               1,194,012

Aaa              AAA                 1,200    Kearney, NJ, (FSA), 6.50%,
                                              2/1/04                                               1,318,776

Aaa              AAA                   725    Monroe Township, NJ, Board of Education,
                                              (FGIC), 5.20%, 8/1/11                                  749,425

Aaa              AAA                   825    Monroe Township, NJ, Board of Education,
                                              (FGIC), 5.20%, 8/1/14                                  841,970

Aaa              AAA                   850    Roselle, NJ, (MBIA), 4.65%,
                                              10/15/03                                               865,215

Aaa              AAA                 1,000    South Brunswick Township, NJ, Board of
                                              Education, (FGIC), 6.40%, 8/1/03                   $ 1,106,760

Aaa              AAA                 1,100    South River, NJ, School District, (FGIC),
                                              5.00%, 12/1/09                                       1,129,227

Aaa              AAA                 2,000    Washington Township, NJ, Board of Education,
                                              5.13%, 2/1/15                                        2,001,620

Aaa              AAA                 1,585    West Deptford Township, NJ, (AMBAC), 5.90%,
                                              3/1/09                                               1,750,062
--------------------------------------------------------------------------------------------------------------

                                                                                                 $13,101,257
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 7.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,910    New Jersey Health Care Facilities Financing
                                              Authority, (Dover General Hospital and
                                              Medical Center), (MBIA), 7.00%, 7/1/04             $ 2,188,822

Aaa              AAA                 1,300    New Jersey Health Care Facilities, (AHS
                                              Hospital Corp.), (AMBAC), 6.00%, 7/1/12              1,429,402
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 3,618,224
--------------------------------------------------------------------------------------------------------------

Insured - Solid Waste -- 0.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  250    The Bergen County Utilities Authority, Solid
                                              Waste System, (FGIC), 6.00%, 6/15/02               $   268,143
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   268,143
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 7.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    New Jersey Turnpike Authority, (FSA), 5.90%,
                                              1/1/03                                             $ 1,070,560

Aaa              AAA                   895    New Jersey Turnpike Authority, (FSA), 6.40%,
                                              1/1/02                                                 966,904

Aaa              AAA                 2,000    Port Authority of New York and New Jersey,
                                              (AMBAC), 5.13%, 7/15/14                              2,001,900
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 4,039,364
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 1.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  565    Pennsville, NJ, (MBIA), 0.00%,
                                              11/1/16                                            $   209,349

Aaa              AAA                   565    Pennsville, NJ, (MBIA), 0.00%,
                                              11/1/17                                                198,739

Aaa              AAA                   565    Pennsville, NJ, (MBIA), 0.00%,
                                              11/1/18                                                187,507
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   595,595
--------------------------------------------------------------------------------------------------------------

Life Care -- 4.5%
--------------------------------------------------------------------------------------------------------------

Baa2             NR                 $  500    Camden County, NJ, 5.60%,
                                              2/15/07                                            $   511,490

NR               NR                    310    New Jersey EDA, (Cadbury Corp.), 8.00%,
                                              7/1/15                                                 332,856

Baa2             BBB                 1,380    New Jersey Health Care Facilities Financing
                                              Authority, 5.75%,
                                              7/1/08                                               1,435,448
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,279,794
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 5.7%
--------------------------------------------------------------------------------------------------------------
A1               AA-                $  500    Gloucester County Improvement Authority of
                                              New Jersey (Landfill), 5.40%, 9/1/00               $   517,835

B1               NR                    300    The Atlantic County Utilities Authority (New
                                              Jersey), Solid Waste System, 7.00%, 3/1/08             306,849

A1               NR                    300    The Passaic County Utilities Authority (New
                                              Jersey), Solid Waste Disposal, 5.70%, 3/1/98           302,382

NR               BB                  1,700    Union County, NJ, Utilities Authority, (AMT),
                                              7.20%, 6/15/14                                       1,753,771
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,880,837
--------------------------------------------------------------------------------------------------------------

Transportation -- 6.5%
--------------------------------------------------------------------------------------------------------------
A1               AA-                $1,000    Port Authority of New York and New Jersey,
                                              5.38%, 10/15/16                                    $   994,670

A1               AA-                   500    Port Authority of New York and New Jersey,
                                              5.50%, 7/1/06                                          530,235

Baa3             BBB-                1,625    Port Authority of New York and New Jersey,
                                              (Delta Airlines), 6.95%,
                                              6/1/08                                               1,771,933
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 3,296,838
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $48,296,307)                                                                  $50,868,306
--------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 46.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 6.6% to 14.7% of total investments.

New York Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------        Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Airlines -- 4.9%
------------------------------------------------------------------------------------------------------------
A                A                $  4,000    New York, NY, IDA, (Terminal One Group),
                                              6.00%, 1/1/07                                     $  4,275,800
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,275,800
------------------------------------------------------------------------------------------------------------

Cogeneration -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  950    Port Authority of New York and New Jersey,
                                              (KIAC Project), (AMT), 6.50%, 10/1/01             $  1,008,178
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,008,178
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.4%
------------------------------------------------------------------------------------------------------------
NR               AA-              $  2,000    Power Authority of the State of New York,
                                              Prerefunded to 1/1/98, 8.00%, 1/1/17              $  2,061,080
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,061,080
------------------------------------------------------------------------------------------------------------

General Obligations -- 4.2%
------------------------------------------------------------------------------------------------------------
A2               A                $  2,000    State of New York, 5.25%,
                                              7/15/09                                           $  2,057,980

Baa1             BBB+                1,500    The City of New York, 6.38%,
                                              8/1/06                                               1,604,565
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,662,545
------------------------------------------------------------------------------------------------------------

Hospitals -- 4.7%
------------------------------------------------------------------------------------------------------------

Baa1             BBB+             $  2,000    Dormitory Authority of New York, Department
                                              of Health, 5.38%, 7/1/08                          $  2,051,580
Baa1             A-                  1,000    New York State Dormitory Authority, (Mental
                                              Health), 5.30%, 2/15/04                              1,032,110
Baa              NR                  1,000    New York State Dormitory Authority, (Nyack
                                              Hospital), 6.00%, 7/1/06                             1,061,730
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,145,420
------------------------------------------------------------------------------------------------------------

Housing -- 11.1%
------------------------------------------------------------------------------------------------------------
A1               AA               $  2,500    New York City Housing Development Corp.,
                                              6.00%, 11/1/03                                    $  2,664,725
Aa               AA                  4,000    New York City Housing Development Corp.,
                                              (Multi-Family), 5.625%, 5/1/12                       4,097,560
Aa2              NR                  1,500    New York State Mortgage Agency Revenue,
                                              6.45%, 10/1/21                                       1,599,300
Aa2              NR               $  1,300    New York State Mortgage Agency, Homeowner
                                              Mtg. Bond Ser. 65, 5.20%, 10/1/08                 $  1,314,001
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,675,586
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.1%
------------------------------------------------------------------------------------------------------------
Baa3             BBB-             $  1,700    Puerto Rico Port Authority (American
                                              Airlines), 6.25%, 6/1/26                          $  1,819,442
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,819,442
------------------------------------------------------------------------------------------------------------

Insured - Education -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,075    Dormitory Authority of the State of New York,
                                              (Mt. Sinai School of Medicine), (MBIA),
                                              6.75%, 7/1/09                                     $  1,180,071
Aaa              AAA                 2,000    Dormitory Authority of the State of New York,
                                              (State University), (AMBAC), 5.25%, 5/15/10          2,076,680
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,256,751
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 6.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  5,000    New York State Energy Research and
                                              Development Authority, (Central Hudson Gas),
                                              (FGIC), 7.38%, 10/1/14                            $  5,431,799
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,431,799
------------------------------------------------------------------------------------------------------------

Insured - Health Services -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               AAA              $  1,000    New York State Dormitory Authority, (Wesley
                                              Health Nursing Home) (FHA), 5.85%, 8/1/26         $  1,050,510
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,050,510
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  4,450    New York State Medical Care Facilities
                                              Finance Agency, (New York State Hospital),
                                              (AMBAC), 6.10%, 2/15/04                           $  4,848,231
Aaa              AAA                 2,500    New York State Medical Care Facilities
                                              Finance Agency, (New York State Hospital),
                                              (AMBAC), 6.20%, 2/15/05                              2,757,475
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,605,706
------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 0.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $    500    City University of New York, (John Jay
                                              College), (AMBAC), 5.00%, 8/15/08                 $    509,215
------------------------------------------------------------------------------------------------------------
                                                                                                $    509,215
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 5.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,240    Metropolitan Transportation Authority for the
                                              City of New York, (FGIC), 5.70%, 7/1/10           $  2,382,442
Aaa              AAA                 2,290    Triborough Bridge and Tunnel Authority,
                                              (FGIC), 5.80%, 1/1/02                                2,428,431
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,810,873
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 1.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    New York City Municipal Water Finance
                                              Authority, (AMBAC), 5.80%, 6/15/03                $  1,069,400
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,069,400
------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 14.0%
------------------------------------------------------------------------------------------------------------
Baa1             BBB+             $  2,180    New York State Energy Research Development
                                              Authority, (Western NY Nuclear Service Center
                                              Project), 6.00%, 4/1/06                           $  2,345,135
Baa              BBB+                5,000    New York State Housing Finance Agency, 6.38%,
                                              11/1/03                                              5,416,599
NR               BBB                 1,485    New York State Thruway Authority, 0.00%, 1/1/04      1,098,499
Baa1             BBB+                1,000    New York State Urban Development Corp.,
                                              (Youth Facilities), 5.75%, 4/1/10                    1,047,170
Aaa              AAA                 2,250    New York Urban Development Corp., 5.50%, 7/1/16      2,297,430
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,204,833
------------------------------------------------------------------------------------------------------------

Life Care -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  500    Glen Cove, IDA (Regency at Glen Cove), 9.50%,
                                              7/1/12                                            $    500,000
NR               NR                    560    Glen Cove, IDA (Regency at Glen Cove) NY,
                                              9.50%, 7/1/99                                          560,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,060,000
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 5.1%
------------------------------------------------------------------------------------------------------------
A3               A+               $  4,500    New York Local Government Assistance Corp.,
                                              5.25%, 4/1/16                                     $  4,494,690
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,494,690
------------------------------------------------------------------------------------------------------------

Transportation -- 14.3%
------------------------------------------------------------------------------------------------------------
Baa1             BBB+             $  3,300    New York State Thruway Authority, Local
                                              Highway and Bridge, 5.25%, 4/1/13                 $  3,251,853
Baa1             BBB+                1,000    New York State Thruway Authority, Local
                                              Highway and Bridge, (AMT), 5.75%, 4/1/16             1,021,340
A1               AA-                 3,000    Port Authority of New York and New Jersey,
                                              (AMT), 6.00%, 7/1/14                                 3,192,450
Baa3             BBB-                2,875    Port Authority of New York and New Jersey,
                                              (Delta Airlines), 6.95%, 6/1/08                      3,134,958
Aa               A+                  2,000    Triborough Bridge and Tunnel Authority,
                                              General Purpose Bonds, 5.20%, 1/1/27(1)              1,935,620
------------------------------------------------------------------------------------------------------------
                                                                                               $  12,536,221
------------------------------------------------------------------------------------------------------------

Water and Sewer -- 7.7%
------------------------------------------------------------------------------------------------------------
A2               A-               $  5,000    New York City Municipal Water Finance
                                              Authority, 5.125%, 6/15/21                        $  4,771,950
A2               A-                  1,825    New York City Municipal Water Finance
                                              Authority, 5.70%, 6/15/02                            1,927,948
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,699,898
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $84,164,940)                                                                 $ 87,377,947
------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at
September 30, 1997, 27.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.4% to 12.9% of total investments.

                                      See notes to financial statements

Ohio Limited Maturity Municipals Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------        Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                           Value
--------------------------------------------------------------------------------------------------------------

Colleges and Universities -- 1.1%
--------------------------------------------------------------------------------------------------------------
A2               NR                 $  300    Ohio State Higher Educational Facility, (John
                                              Carroll University), 5.50%, 4/1/10                 $   311,139
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   311,139
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  650    Clermont County, OH, Water Works, (AMBAC),
                                              Prerefunded to
                                              12/1/01, 6.625%, 12/1/16                           $   720,993

NR               NR                    350    Cuyahoga County, OH, (Judson Retirement
                                              Community), 8.875%, 11/15/19                           392,970

Baa1             AAA                 1,000    Puerto Rico Aqueduct and Sewer Authority,
                                              Prerefunded to 7/1/98, 7.875%, 7/1/17                1,050,690
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,164,653
--------------------------------------------------------------------------------------------------------------

General Obligations -- 10.2%
--------------------------------------------------------------------------------------------------------------
Aa2              NR                 $  500    Hamilton County, OH, 5.00%,
                                              12/1/16                                            $   493,295

NR               NR                    300    Kings County, OH, Local School District,
                                              7.60%, 12/1/10                                         346,488

Aa3              NR                    250    Oak Hills, OH, 5.60%, 12/1/17                          254,973

A3               NR                  1,000    Wauseon, OH, School District, 7.25%, 12/1/10
                                              (1)                                                  1,111,030

NR               NR                    595    Youngstown, OH, County School District,
                                              6.40%, 7/1/00                                          615,188
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,820,974
--------------------------------------------------------------------------------------------------------------

Hospitals -- 13.3%
--------------------------------------------------------------------------------------------------------------
A                A                  $1,000    Erie County Hospital Improvement (Fireland
                                              Community Hospital Project), 6.75%, 1/1/08         $ 1,086,830

Baa1             BBB                   500    Hamilton County, OH Health System (Providence
                                              Hospital Project), 6.00%, 7/1/01                       518,430

NR               NR                    955    Mt. Vernon Ohio Hospital, (Knox Community
                                              Hospital), 7.875%,
                                              6/1/12                                                 981,014

Aa2              NR                  1,000    Warren County, OH, Hospital Facilities,
                                              (Otterbein Homes Project), 7.20%, 7/1/11             1,092,380
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 3,678,654
--------------------------------------------------------------------------------------------------------------

Housing -- 6.0%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  300    Cuyahoga County, OH, (Rolling Hills Apts.),
                                              8.00%, 1/1/28                                      $   297,240

NR               AAA                 1,000    Cuyahoga County, OH, Multifamily Housing,
                                              (National Terminal Apts. Project), 6.40%,
                                              7/1/16                                               1,060,540

NR               NR                    300    Lucas County, OH, Economic Development
                                              Multifamily Housing (County Creek Project
                                              (AMT), 8.00%, 7/1/26                                   293,673
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,651,453
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 10.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  500    Cuyahoga County, OH, (Rock and Roll Hall of
                                              Fame), 5.45%,
                                              12/1/05                                            $   515,915

NR               NR                    250    Cuyahoga County, OH, (Rock and Roll Hall of
                                              Fame), 5.85%,
                                              12/1/08                                                264,095

NR               A-                  1,020    Ohio Economic Development Commission, (ABS
                                              Industries) (AMT), 6.00%, 6/1/04                     1,100,835

NR               A-                    645    Ohio Economic Development Commission, (Ohio
                                              Enterprise Bond Fund - Progress Plastics
                                              Products), (AMT), 6.80%, 12/1/01                       687,402

NR               NR                    250    Ohio Solid Waste Revenue, Republic Engineered
                                              Steels Inc., (AMT), 9.00%, 6/1/21                      259,938
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 2,828,185
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 1.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    University of Cincinnati, (MBIA), 5.00%,
                                              6/1/17                                             $   483,555
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   483,555
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 3.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    Ohio State Public Facilities Commission,
                                              (Higher Educational Facilities), (AMBAC),
                                              4.30%, 12/1/08                                     $   951,450
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   951,450
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 1.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Cleveland, OH, Public Power System, (MBIA),
                                              5.125%, 11/15/18                                   $   490,170
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   490,170
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 30.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $1,000    Cleveland, OH, (MBIA), 6.50%, 11/15/01(1)          $ 1,086,620

Aaa              AAA                   500    Cleveland, OH, (MBIA), 5.00%,
                                              8/1/18                                                 480,570

Aaa              AAA                   500    Commonwealth of Puerto Rico, (MBIA), 5.375%,
                                              7/1/21                                                 499,620

Aaa              AAA                   225    Finneytown, OH, Local School District,
                                              (FGIC), 6.15%, 12/1/11                                 254,707

Aaa              AAA                   500    Forest Hills, OH, Local School District,
                                              (MBIA), 6.00%, 12/1/09                                 556,440

Aaa              AAA                 1,000    North Olmsted, OH (AMBAC), 5.00%, 12/1/16              978,220

Aaa              AAA                 1,500    Southwest Licking Ohio School Facilities
                                              Improvement, (FGIC), 7.10%, 12/1/16                  1,752,225

Aaa              AAA                   500    Strongsville, OH, City School District,
                                              (MBIA), 5.375%, 12/1/12                                523,810

Aaa              AAA                 1,500    West Clermont, OH, School District, (AMBAC),
                                              6.90%, 12/1/12(2)                                    1,732,153

Aaa              AAA                   500    West Clermont, OH, School District, (AMBAC),
                                              7.125%, 12/1/19                                        578,120
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 8,442,485
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 1.9%
--------------------------------------------------------------------------------------------------------------

Aaa              AAA                $  500    Cuyahoga County, OH, (Metrohealth System),
                                              (MBIA), 5.50%,
                                              2/15/12(3)                                         $   523,030
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   523,030
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 3.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Cleveland, OH, (Cleveland Stadium Project),
                                              (AMBAC), 5.25%,
                                              11/15/17                                           $   496,285

Aaa              AAA                   400    Cleveland, OH, (Cleveland Stadium Project),
                                              (AMBAC), 6.00%,
                                              11/15/08                                               442,796
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   939,081
--------------------------------------------------------------------------------------------------------------

Life Care -- 4.3%
--------------------------------------------------------------------------------------------------------------
VMIG-1           NR                 $  500    Hamilton County, OH, Hospital Facilities
                                              Revenue, (Retirement Homes), 5.00%, 7/1/15         $   507,995

NR               BBB-                  680    Marion County, OH, Health Care Facilities,
                                              (United Church Homes Project), 5.25%,
                                              11/15/98                                               684,182
--------------------------------------------------------------------------------------------------------------

                                                                                                 $ 1,192,177
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 2.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  300    Fairfield, OH, Economic Development Revenue,
                                              (Beverly Enterprises Project), 8.50%, 1/1/03       $   328,221

NR               NR                    295    Greene County, OH, First Mortgage, (Fairview
                                              Extended Care), 10.125%, 1/1/11                        354,664
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   682,885
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 1.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                 $  403    Columbus, OH, Special Assessment, 6.05%,
                                              9/15/05                                            $   415,766
--------------------------------------------------------------------------------------------------------------

                                                                                                 $   415,766
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $26,423,054)                                                                  $27,575,657
--------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1) Security has been segregated to cover when-issued securities.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) When-issued security.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 43.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 7.3% to 21.4% of total investments.

Pennsylvania Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------        Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Cogeneration -- 5.5%
------------------------------------------------------------------------------------------------------------
NR               NR               $  1,200    Pennsylvania Economic Development Financing
                                              Authority, (Resource Recovery for
                                              Northampton), 6.75%, 1/1/07                       $  1,267,404
NR               BBB-                2,000    Pennsylvania Economic Development Financing
                                              Authority, (Resources Recovery - Culver
                                              Project), (AMT), 7.05%, 12/1/10(1)                   2,197,020
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,464,424
------------------------------------------------------------------------------------------------------------

Education -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               AAA              $    700    Montgomery County, PA, Higher Education and
                                              Health Authority, (Saint Joseph's
                                              University), (CLEE), 6.00%, 12/15/02              $    749,049
------------------------------------------------------------------------------------------------------------
                                                                                                $    749,049
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.6%
------------------------------------------------------------------------------------------------------------
NR               NR               $    960    Virgin Islands Water and Power Authority,
                                              7.40%, 7/1/11                                     $  1,038,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,038,000
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.5%
------------------------------------------------------------------------------------------------------------
Baa              AAA              $    500    Pennsylvania State Higher Education, (Medical
                                              College of Pennsylvania), Prefunded to
                                              3/1/01, 7.25%, 3/1/05                             $    556,890
Aaa              N/R                 1,500    Philadelphia, PA, Hospital and Higher
                                              Education, (Children's Hospital), Prerefunded
                                              to 2/15/02, 6.50%, 2/15/21                           1,656,090
Aaa              AAA                 1,500    Somerset County, PA, General Authority,
                                              (FGIC) Escrowed to Maturity, 6.50%, 10/15/01         1,627,860
Aaa              AAA                 7,000    Westmoreland County, PA, Municipal Authority,
                                              (FGIC), 0.00%, 8/15/19                               2,147,600
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,988,440
------------------------------------------------------------------------------------------------------------

Hospitals -- 15.2%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,000    Allentown, PA, (Sacred Heart Hospital),
                                              6.50%, 11/15/08                                   $  1,068,310
Baa3             BBB+                  650    Hazleton, PA, Health Services Authority,
                                              5.85%, 7/1/06                                          669,942
NR               AAA                 1,030    Indiana County, PA, Hospital Authority,
                                              (Indiana Hospital), (CLEE), 5.75%, 7/1/00            1,071,561
NR               AAA                   825    Indiana County, PA, Hospital Authority,
                                              (Indiana Hospital), (CLEE), 5.875%, 7/1/01             870,697
A3               A                   1,200    Lehigh County, PA, General Purpose Authority,
                                              (Muhlenberg Hospital), 5.75%, 7/15/10                1,213,836
NR               BBB-                  200    Mckean County, PA, (Bradford Hospital),
                                              5.375%, 10/1/03                                        205,098
Baa2             NR                  1,030    Montgomery County, PA, Higher Education and
                                              Health Authority, (Montgomery Hospital),
                                              6.25%, 7/1/06                                        1,076,515
Baa2             NR                  1,100    Montgomery County, PA, Higher Education and
                                              Health Authority, (Montgomery Hospital),
                                              6.375%, 7/1/07                                       1,144,077
A                NR                    500    New Castle Area Hospital Authority, (St.
                                              Francis Hospital of New Castle), 5.90%, 11/15/00       520,685
NR               BBB                   380    Northhampton County Hospital Authority,
                                              (Easton Hospital), 6.90%, 1/1/02                       399,874
NR               A-                  1,350    South Fork, PA, Municipal Authority, (Lee
                                              Hospital), 5.50%, 7/1/11                             1,349,879
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,590,474
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.1%
------------------------------------------------------------------------------------------------------------
NR               NR               $    885    Chester County, PA, Industrial Development
                                              Authority, 8.00%, 9/1/05                          $    927,038
NR               BB-                 1,005    Clearfield, PA, (Kmart Corp.), 6.80%, 5/15/07        1,060,757
A3               A-                  1,200    Erie, PA, Industrial Development Authority,
                                              5.85%, 12/1/20                                       1,233,048
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,220,843
------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 5.3%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  3,450    Allegheny County, PA, Higher Education
                                              Building Authority, (Dusquesne University),
                                              (AMBAC), 5.00%, 3/1/16                            $  3,344,843
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,344,843
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 7.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Cambria County, PA, Industrial Development
                                              Pollution Control, (MBIA), 5.35%, 11/1/10         $  2,095,960
Aaa              AAA                 2,500    Indiana County, PA, Industrial Development
                                              Authority Pollution Control, (MBIA), 5.35%,
                                              11/1/10                                              2,619,950
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,715,910
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 4.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,355    McKeesport, PA, (FGIC), 0.00%, 10/1/11            $    660,319
Aaa              AAA                 2,000    State of Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,960,180
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,620,499
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 6.8%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Allegheny County, PA, Hospital Development
                                              Authority, (South Hills Health), (MBIA),
                                              5.50%, 5/1/08                                     $  1,058,370
Aaa              AAA                 1,000    Erie County, PA, Hospital Authority, (Hamot
                                              Health System), (AMBAC), 7.10%, 2/15/10              1,095,700
Aaa              AAA                 2,050    Sayre Health Care Facilities Authority,
                                              (Guthrie Medical Center), (AMBAC), 6.50%, 3/1/00     2,158,281
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,312,351
------------------------------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 2.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Northumberland County Authority, PA, Lease
                                              Revenue Bonds, (MBIA), 6.50%, 10/15/01            $  1,085,240
Aaa              AAA                   500    The Harrisburg Authority (Dauphin County, PA)
                                              Lease Revenue Bonds, (CGIC), 6.25%, 6/1/01             534,750
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,619,990
------------------------------------------------------------------------------------------------------------

Insured - School District -- 4.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,500    Pleasant Valley, PA, School District, (FGIC),
                                              5.00%, 9/1/10                                     $  2,501,875
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,501,875
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  3,000    Philadelphia Airport Revenue, (FGIC), (AMT),
                                              5.25%, 6/15/09(2)                                 $  3,059,549
Aaa              AAA                 1,000    Southeastern Pennsylvania Transportation
                                              Authority, (FGIC), 5.55%, 3/1/14                     1,027,730
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,087,279
------------------------------------------------------------------------------------------------------------

Life Care -- 13.1%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  2,355    Clearfield, PA, Hospital Authority,
                                              (Clearfield Hospital), 6.875%, 6/1/16             $  2,501,175
NR               NR                    245    Delaware County, PA, Authority, (White Horse
                                              Village), 6.30%, 7/1/03                                256,001
NR               NR                    505    Delaware County, PA, Authority, (White Horse
                                              Village), 6.40%, 7/1/04                                531,169
NR               NR                  1,120    Delaware County, PA, Industrial Development
                                              Authority, (Glen Riddle), (AMT), 8.125%,
                                              9/1/05(1)                                            1,197,616
Aa               AA                  2,000    Geisinger, PA, Health System, 7.375%, 7/1/02         2,148,000
Baa2             BBB+                  590    Hazleton, PA, Health Services Authority,
                                              (Hazleton General Hospital), 5.50%, 7/1/07             601,092
A3               BBB+                1,000    Monroeville, PA, Hospital Authority, 5.75%,
                                              10/1/05                                              1,044,610
------------------------------------------------------------------------------------------------------------
                                                                                                $  8,279,663
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.0%
------------------------------------------------------------------------------------------------------------
NR               NR               $    500    Wilkins Area, PA, IDA, (Fairview Extended
                                              Care), 10.25%, 1/1/21                             $    603,005
------------------------------------------------------------------------------------------------------------
                                                                                                $    603,005
------------------------------------------------------------------------------------------------------------

Solid Waste -- 3.0%
------------------------------------------------------------------------------------------------------------
Baa              A-               $    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.20%, 5/15/99                        $    514,965
Baa              A-                    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.20%, 11/15/99                            519,065
Baa              A-                    300    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.40%, 5/15/00                             314,247
Baa              A-               $    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.40%, 11/15/00                       $    527,970
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,876,247
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.4%
------------------------------------------------------------------------------------------------------------

NR               NR               $    250    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.70%, 10/1/99                            $    260,908
------------------------------------------------------------------------------------------------------------
                                                                                                $    260,908
------------------------------------------------------------------------------------------------------------

Transportation -- 7.5%
------------------------------------------------------------------------------------------------------------
A1               A                $  1,000    Pennsylvania State Turnpike Commission,
                                              6.00%, 12/1/17                                    $  1,000,370
Aa3              AA-                 2,550    Southeastern Pennsylvania Transportation
                                              Authority, LOC: Canadian Imperial Bank of
                                              Commerce, 6.00%, 6/1/99(3)                           2,631,395
Aa3              AA-                 1,000    Southeastern Pennsylvania Transportation
                                              Authority, LOC: Canadian Imperial Bank of
                                              Commerce, 6.00%, 6/1/01                              1,059,510
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,691,275
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $60,582,610)                                                                $  62,965,075
------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

(1) Security has been segregated to cover when-issued securities.

(2) When-issued security.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at
September 30, 1997, 36.9% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.8% to 17.5% of total investments.

                                      See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997
                            California        Connecticut              Florida             Massachusetts            Michigan
                              Limited           Limited                Limited                Limited               Limited
                            Portfolio          Portfolio              Portfolio              Portfolio             Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost           $37,438,471        $10,272,445            $77,729,712           $57,783,860            $11,663,301
  Unrealized appreciation     1,804,958            425,211              3,191,396             2,680,345                832,998
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value
  (Note 1A)                 $39,243,429        $10,697,656            $80,921,108           $60,464,205            $12,496,299
--------------------------------------------------------------------------------------------------------------------------------
Cash                        $        93        $   106,895            $       572           $       247            $       215
Receivable for investments
  sold                               --                 --                    --              1,923,062                495,092
Interest receivable             605,665            144,037              1,693,674               974,678                275,605
Receivable for daily
  variation margin on open
  financial futures contracts
  (Note 1E)                       8,250                 --                  8,938                14,094                  2,750
Deferred organization
  expenses (Note 1D)                890                462                  2,474                 2,392                     --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                $39,858,327        $10,949,050            $82,626,766           $63,378,678            $13,269,961
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
  securities (Note 1F)      $ 1,213,685        $   292,542            $       --            $   499,323            $        --
Demand note payable (Note 5)    167,000                 --               418,000                409,000                313,000
Payable to affiliate for
  Trustees' fees (Note 2)           416                 --                 1,683                  1,716                      41
Accrued expenses                  2,854                931                 5,395                  3,719                   2,145
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities           $ 1,383,955        $   293,473           $   425,078            $   913,758             $   315,186
--------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to
  investors' interest in
  Portfolio                $ 38,474,372        $10,655,577           $82,201,688            $62,464,920             $12,954,775
--------------------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
  contributions and
  withdrawals              $ 36,743,049         $10,230,366           $79,051,573            $59,850,872             $12,134,703
Net unrealized appreciation
  of investments and
  financial futures contracts
  (computed on the basis of
  identified cost)            1,731,323             425,211             3,150,115              2,614,048                 820,072
--------------------------------------------------------------------------------------------------------------------------------
Total                       $38,474,372         $10,655,577           $82,201,688            $62,464,920             $12,954,775
--------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997
                                New Jersey                  New York                     Ohio                   Pennsylvania
                                 Limited                    Limited                    Limited                    Limited
                                Portfolio                  Portfolio                  Portfolio                  Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                $48,296,307                $84,164,940               $26,423,054                $60,582,610
  Unrealized appreciation          2,571,999                  3,213,007                 1,152,603                  2,382,465
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note
  1A)                            $50,868,306                $87,377,947               $27,575,657                $62,965,075
----------------------------------------------------------------------------------------------------------------------------------
Cash                             $       511                $       633               $       234                $   207,683
Interest receivable                  780,351                  1,620,729                   498,299                    912,055
Receivable for daily
  variation margin on open
  financial futures
  contracts (Note 1E)                  5,500                     17,531                       688                     17,188
Deferred organization
  expenses (Note 1D)                     996                      1,501                        --                      1,572
----------------------------------------------------------------------------------------------------------------------------------
Total assets                     $51,655,664               $ 89,018,341               $28,074,878                $64,103,573
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
  securities (Note 1F)           $        --               $         --               $   516,285                $ 2,927,610
Demand note payable (Note 5)         479,000                  1,763,000                   463,000                         --
Payable to affiliate for
  Trustees' fees (Note 2)              1,632                      2,206                       474                      1,691
Accrued expenses                       4,386                      7,622                     4,141                      3,875
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                $   485,018               $  1,772,828               $   983,900                $ 2,933,176
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to
  investors' interest in
  Portfolio                      $51,170,646               $ 87,245,513               $27,090,978                $61,170,397
----------------------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
  contributions and
  withdrawals                    $48,631,778                $84,188,980               $25,940,262                $58,918,726
Net unrealized appreciation
  of investments and
  financial futures
  contracts (computed on the
  basis of identified cost)        2,538,868                  3,056,533                 1,150,716                  2,251,671
----------------------------------------------------------------------------------------------------------------------------------
Total                            $51,170,646                $87,245,513               $27,090,978                $61,170,397
----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997
                                         California          Connecticut           Florida           Massachusetts       Michigan
                                           Limited             Limited             Limited              Limited          Limited
                                          Portfolio           Portfolio           Portfolio            Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------------
Interest income                           $1,124,251           $316,081           $2,383,675           $1,845,464         $400,654
----------------------------------------------------------------------------------------------------------------------------------
Total income                              $1,124,251           $316,081           $2,383,675           $1,845,464         $400,654
----------------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment Adviser fee (Note 2)           $   94,735           $ 26,589           $  201,818           $  154,370         $ 32,856
Compensation of Trustees not members
  of the Investment Adviser's
  organization (Note 2)                          834                 25                5,582                3,331               84
Legal and accounting services                 19,515             15,066               20,570               19,410           14,413
Custodian fee (Note 1G)                       13,936              5,285               27,474               19,915            6,827
Amortization of organization expenses
(Note 1D)                                        757              1,281                2,108                2,050              259
Miscellaneous                                  3,538              1,190                  852               10,599            1,181
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                            $  133,315           $ 49,436           $  258,404           $  209,675         $ 55,620
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)    $    4,370           $    859           $    6,717           $    8,100         $  2,303
  Preliminary reduction of investment
    adviser fee (Note 2)                        --               13,203                 --                   --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                  $    4,370           $ 14,062           $    6,717           $    8,100         $  2,303
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                              $  128,945           $ 35,374           $  251,687           $  201,575         $ 53,317
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                     $  995,306           $280,707           $2,131,988           $1,643,889         $347,337
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified
    cost basis)                           $  406,166           $ 76,554           $  459,743           $  411,976         $105,373
  Financial futures contracts               (329,542)          (113,393)          (1,126,670)            (713,733)        (232,398)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments   $   76,624           $(36,839)          $ (666,927)          $ (301,757)        $(127,025)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
  Investments (identified cost basis)     $1,190,079           $316,332           $2,750,326           $2,091,851         $439,774
  Financial futures contracts               (170,770)              --               (249,425)            (246,688)         (12,926)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  of investments                          $1,019,309           $316,332           $2,500,901           $1,845,163         $426,848
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
  investments                             $1,095,933           $279,493           $1,833,974           $1,543,406         $299,823
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net  assets from
  operations                              $2,091,239           $560,200           $3,965,962           $3,187,295         $647,160
----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements


Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997

                                                                   New Jersey           New York           Ohio        Pennsylvania
                                                                     Limited            Limited           Limited        Limited
                                                                    Portfolio          Portfolio         Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------------
Interest income                                                     $1,529,782        $2,569,317        $  803,077       $1,821,218
-----------------------------------------------------------------------------------------------------------------------------------
Total income                                                        $1,529,782        $2,569,317        $  803,077       $1,821,218
-----------------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $  127,697        $  215,715        $   65,786       $  150,665
Compensation of Trustees not members of the Investment Adviser's
  organization (Note 2)                                                  3,246             4,348               914            3,305
Custodian fee (Note 1G)                                                 12,425            19,466             9,055           12,407
Legal and accounting services                                           18,800            21,907            17,864           19,411
Amortization of organization expenses (Note 1D)                            897             1,288              --              1,340
Miscellaneous                                                           11,933            22,301             2,232            8,577
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses                                                      $  174,998        $  285,025        $   95,851       $  195,705
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                               $1,354,784        $2,284,292        $  707,226       $1,625,513
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $  413,119        $  684,604        $  123,726       $  673,906
  Financial futures contracts                                         (632,175)          (29,537)         (143,002)        (213,153)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             $ (219,056)       $  655,067        $  (19,276)      $  460,753
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $1,464,797        $3,100,308        $  767,315       $1,697,940
  Financial futures contracts                                          (33,131)         (531,133)           (1,887)        (130,794)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                    $1,431,666        $2,569,175        $  765,428       $1,567,146
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $1,212,610        $3,224,242        $  746,152       $2,027,899
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                          $2,567,394        $5,508,534        $1,453,378       $3,653,412
-----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                               California         Connecticut          Florida         Massachusetts      Michigan
                                                 Limited            Limited            Limited            Limited          Limited
Increase (Decrease) in Net Assets               Portfolio          Portfolio          Portfolio          Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                       $   995,306        $   280,707       $  2,131,988       $  1,643,889     $    347,337
  Net realized gain (loss) on investments          76,624            (36,839)          (666,927)          (301,757)        (127,025)
  Net change in unrealized appreciation of
    investments                                 1,019,309            316,332          2,500,901          1,845,163          426,848
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations    $ 2,091,239        $   560,200       $  3,965,962       $  3,187,295     $    647,160
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                               $10,035,694        $ 3,806,131       $ 21,958,853       $ 18,608,886     $  6,338,402
  Withdrawals                                 (16,847,002)        (5,984,721)       (36,632,319)       (29,301,197)      (9,027,219)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                $(6,811,308)       $(2,178,590)      $(14,673,466)      $(10,692,311)    $ (2,688,817)
----------------------------------------------------------------------------------------------------------------------------------
Net decreas in net assets                     $(4,720,069)       $(1,618,390)      $(10,707,504)      $ (7,505,016)    $ (2,041,657)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $43,194,441        $12,273,967       $ 92,909,192       $ 69,969,936     $ 14,996,432
----------------------------------------------------------------------------------------------------------------------------------
At end of period                              $38,474,372        $10,655,577       $ 82,201,688       $ 62,464,920      $12,954,775
----------------------------------------------------------------------------------------------------------------------------------

                                                  See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                       New Jersey      New York         Ohio             Pennsylvania
                                         Limited        Limited        Limited              Limited
Increase (Decrease) in Net Assets      Portfolio      Portfolio      Portfolio            Portfolio
---------------------------------------------------------------------------------------------------

From operations --
  Net investment income              $  1,354,784   $  2,284,292     $    707,226       $  1,625,513
  Net realized gain (loss) on
    investments                          (219,056)       655,067          (19,276)           460,753
  Net change in unrealized
    appreciation of investments         1,431,666      2,569,175          765,428          1,567,146
---------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                         $  2,567,394   $  5,508,534     $  1,453,378       $  3,653,412
---------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                      $ 14,795,412   $ 25,537,949     $ 11,400,618       $ 13,928,412
  Withdrawals                         (24,458,099)   (43,814,718)     (14,232,870)       (24,287,034)
---------------------------------------------------------------------------------------------------
Net decrease in net assets from
  captial transactions               $ (9,662,687)  $(18,276,769)    $ (2,832,252)      $(10,358,622)
---------------------------------------------------------------------------------------------------
Net decrease in net assets           $ (7,095,293)  $(12,768,235)    $ (1,378,874)      $ (6,705,210)
---------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period               $ 58,265,939   $100,013,748     $ 28,469,852       $ 67,875,607
---------------------------------------------------------------------------------------------------
At end of period                     $ 51,170,646   $ 87,245,513     $ 27,090,978       $ 61,170,397
---------------------------------------------------------------------------------------------------

                                            See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                      California     Connecticut         Florida         Massachusetts       Michigan
                                        Limited        Limited           Limited            Limited           Limited
Increase (Decrease) in Net Assets      Portfolio      Portfolio         Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income             $  2,546,209    $    701,646     $  5,368,154       $  4,105,048      $    895,654
  Net realized gain (loss)
    on investments                      (146,427)         11,718         (345,920)          (122,731)          196,256
  Change in unrealized appreciation
   (depreciation) of investments        (326,414)       (114,671)      (1,654,724)          (861,173)         (180,447)
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                        $  2,073,368    $    598,693     $  3,367,510       $  3,121,144      $    911,463
-----------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                     $    890,101    $    868,089     $  4,859,506       $  1,754,803      $    727,519
  Withdrawals                        (18,985,108)     (4,054,341)     (43,152,835)       (32,041,287)       (7,833,956)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions              $(18,095,007)   $ (3,186,252)    $(38,293,329)      $(30,286,484)     $ (7,106,437)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets          $(16,021,639)   $ (2,587,559)    $(34,925,819)      $(27,165,340)     $ (6,194,974)
-----------------------------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------------------------
At beginning of year                $ 59,216,080    $ 14,861,526     $127,835,011       $ 97,135,276      $ 21,191,406
-----------------------------------------------------------------------------------------------------------------------
At end of year                      $ 43,194,441    $ 12,273,967     $ 92,909,192       $ 69,969,936      $ 14,996,432
-----------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                       New Jersey         New York           Ohio          Pennsylvania
                                         Limited           Limited          Limited          Limited
Increase (Decrease) in Net Assets      Portfolio          Portfolio        Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------

From operations --
  Net investment income               $  3,451,147     $  5,864,808      $ 1,601,381       $  4,070,122
  Net realized gain (loss) on
    investments                             72,466         (287,142)         226,637            407,499
  Net Change in unrealized appreciation
    (depreciation) of investments         (370,049)        (895,080)        (288,513)        (1,218,041)
-------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                          $  3,153,564     $  4,682,586     $  1,539,505       $  3,259,580
-------------------------------------------------------------------------------------------------------

Capital transactions --
  Contributions                       $  1,862,282     $  3,989,610     $  1,294,856       $  2,538,420
  Withdrawals                          (26,922,483)     (47,386,927)      (7,893,884)       (30,116,393)
-------------------------------------------------------------------------------------------------------

Net decrease in
  net assets from
  capital
  transactions                        $(25,060,201)    $(43,397,317)    $ (6,599,028)      $(27,577,973)
-------------------------------------------------------------------------------------------------------

Net decrease in net assets            $(21,906,637)    $(38,714,731)    $ (5,059,523)      $(24,318,393)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------

At beginning of year                  $ 80,172,576     $138,728,479     $ 33,529,375       $ 92,194,000
-------------------------------------------------------------------------------------------------------

At end of year                        $ 58,265,939     $100,013,748     $ 28,469,852       $ 67,875,607
-------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                  California Limited Portfolio                           Connecticut Limited Portfolio
                      ----------------------------------------------------  ------------------------------------------------------
                      Six Months                                            Six Months
                      Ended                                                 Ended
                      September 30,          Year Ended March 31,           September 30             Year Ended March 31,
                      1997           -------------------------------------  1997           ---------------------------------------
                      (Unaudited)     1997      1996      1995      1994*   (Unaudited)     1997      1996      1995     1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.65%+      0.63%       0.58%      0.53%     0.46%+      0.64%+    0.54%     0.39%     0.17%     0.00%+
Net expenses, after
  custodian fee
  reduction               0.63%+      0.61%       0.55%        --        --        0.62%+    0.50%     0.35%       --        --
Net investment income     4.87%+      4.98%       4.82%      4.72%     4.50%+      4.91%+    5.09%     4.91%     4.95%     4.53%+
Portfolio Turnover          28%         57%         36%        56%        6%         16%       46%       52%       73%       39%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $38,474     $43,194     $59,216    $82,344   $95,704     $10,656   $12,274   $14,862   $17,316   $16,767
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses(1)                                                            0.52%+      0.87%+    0.78%     0.72%     0.67%     0.62%+
Expenses after custodian fee
 reduction                                                                         0.85%+    0.74%     0.68%       --        --
Net investment income                                                  4.44%+      4.68%+    4.85%     4.58%     4.45%     3.92%+
----------------------------------------------------------------------------------------------------------------------------------
  +   Annualized.
  *   For the period from the start of business, May 3, 1993, to March 31, 1994.
 **   For the period from the start of business, April 16, 1993, to March 31, 1994.
(1)   The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                   Florida Limited Portfolio                              Massachusetts Limited Portfolio
                    -------------------------------------------------------  -----------------------------------------------------
                    Six Months                                               Six Months
                    Ended                                                    Ended
                    September 30,            Year Ended March 31.            September 30,             Year Ended March 31,
                    1997           ----------------------------------------  1997           --------------------------------------
                    (Unaudited)     1997       1996       1995       1994*   (Unaudited)     1997      1996       1995       1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.60%+      0.59%       0.55%      0.52%     0.49%+      0.63%+    0.60%     0.57%     0.54%     0.52%+
Net expenses, after
  custodian fee
  reduction               0.58%+      0.57%       0.54%        --        --        0.61%+    0.58%     0.55%       --        --
Net investment income     4.88%+      4.90%       4.73%      4.73%     4.53%+      4.95%+    4.97%     4.72%     4.90%     4.57%+
Portfolio Turnover          24%         66%         20%        44%        8%         26%       60%       27%       46%        8%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $82,202     $92,909    $127,835   $164,579  $185,977     $62,465   $69,970   $97,135  $119,120  $119,772
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                  Michigan Limited Portfolio                             New Jersey Limited Portfolio
                     ----------------------------------------------------  -------------------------------------------------------
                     Six Months                                            Six Months
                     Ended                  Year Ended March 31,           Ended
                     September 30,          Year Ended March 31,           September 30,            Year Ended March 31,
                     1997           -------------------------------------  1997           ----------------------------------------
                     (Unaudited)     1997      1996      1995      1994*   (Unaudited)     1997      1996      1995      1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.80%+      0.79%       0.68%      0.48%     0.00%+      0.65%+    0.61%     0.57%     0.54%     0.54%+
Net expenses, after
  custodian fee
  reduction               0.77%+      0.76%       0.64%        --        --        0.64%+    0.58%     0.55%       --        --
Net investment income     4.99%+      5.09%       5.00%      4.88%     4.62%+      4.94%+    4.96%     4.78%     4.73%     4.53%+
Portfolio Turnover          12%         28%         40%       111%       30%         15%       37%       42%       44%       10%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $12,955     $14,996     $21,191    $33,198   $35,608     $51,171   $58,266   $80,173   $97,280  $102,948
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment
  Adviser. Had such actions not been taken, the ratios (as a percentage of average daily net assets) would have been
  as follows:
Expenses(1)                                                  0.59%     0.54%+
Net investment income                                        4.77%     4.08%+
----------------------------------------------------------------------------------------------------------------------------------
  +Annualized.
  *For the period from the start of business, April 16, 1993, to March 31, 1994.
 **For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                        See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                   New York Limited Portfolio                                 Ohio Limited Portfolio
                    --------------------------------------------------------  ----------------------------------------------------
                    Six Months                                                Six Months
                    Ended                                                     Ended
                    September 30,            Year Ended March 31,             September 30,            Year Ended March 31,
                    1997           -----------------------------------------  1997           -------------------------------------
                    (Unaudited)      1997       1996       1995       1994*   (Unaudited)     1997      1996      1995     1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.62%+      0.58%       0.55%      0.52%     0.47%+      0.70%+    0.68%     0.63%     0.46%     0.00%+
Net expenses, after
 custodian fee
 reduction                0.61%+      0.56%       0.53%        --        --        0.69%+    0.65%     0.61%       --        --
Net investment income     4.87%+      4.87%       4.66%      4.79%     4.50%+      5.06%+    5.20%     5.06%     4.96%     4.68%+
Portfolio Turnover          31%         58%         32%        31%        5%         17%       34%       47%      120%       33%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $87,246    $100,014    $138,728   $173,632  $183,768     $27,091   $28,470   $33,529   $39,435   $37,978
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
  Investment Adviser, or both. Had such actions not been taken, the ratios (as a percentage of average net assets) and net investment income per share would have been as follows:
Expenses(1)                                                                                                      0.58%     0.54%+
Net investment income                                                                                            4.84%     4.14%+
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
 **For the period from the start of business, April 16, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data
                                                                       Pennsylvania Limited Portfolio
                                         -----------------------------------------------------------------------------------------
                                         Six Months Ended                               Year Ended March 31,
                                         September 30, 1997      -----------------------------------------------------------------
                                         (Unaudited)                1997            1996             1995            1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                       0.63%+            0.61%             0.58%            0.53%            0.50%+
Net expenses, after custodian fee
 reduction                                        0.61%+            0.59%             0.56%              --               --
Net investment income                             5.05%+            5.11%             4.81%            4.77%            4.59%+
Portfolio Turnover                                  29%               51%               24%              39%              12%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $61,170           $67,876           $92,194         $113,606         $123,620
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, each Portfolio paid advisory fees as follows:

  Portfolio                            Amount        Effective Rate*
  ----------------------------------------------------------------------
  California Limited                 $ 94,735            0.46%

  Connecticut Limited                $ 26,589            0.47%

  Florida                            $201,818            0.46%

  Massachusetts Limited              $154,370            0.47%

  Michigan Limited                   $ 32,856            0.47%

  New Jersey Limited                 $127,697            0.47%

  New York Limited                   $215,715            0.46%

  Ohio                               $ 65,786            0.47%

  Pennsylvania Limited               $150,665            0.47%

  ----------------------------------------------------------------------
  *Annualized

  To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $13,203.

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1997 were as follows:

                           California Limited Portfolio           Connecticut Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  11,322,089                            $  1,833,663

  Sales                                      16,081,768                               3,588,554

                              Florida Limited Portfolio         Massachusetts Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  20,719,202                           $  16,563,082

  Sales                                      34,916,974                              26,189,363

                             Michigan Limited Portfolio           New Jsersey Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                                $  1,598,564                            $  8,298,261

  Sales                                       4,157,778                              16,907,242

                             New York Limited Portfolio                  Ohio Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  28,712,475                            $  4,621,017

  Sales                                      42,802,297                               5,551,996

                         Pennsylvania Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  18,408,086

  Sales                                      23,690,089

  ---------------------------------------------------------------------------------------------------

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1997, as computed on a federal income tax basis, are as follows:

                                             California Limited        Connecticut Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 37,438,471             $  10,272,445
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  1,813,648             $     426,306

Gross unrealized depreciation                        (8,690)                   (1,096)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $  1,804,958             $     425,211
  --------------------------------------------------------------------------------------------------

                                             Florida Limited           Massachusetts Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 77,729,712             $  57,783,860
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  3,199,266             $   2,682,840

Gross unrealized depreciation                        (7,870)                   (2,495)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $  3,191,396             $   2,680,345
  --------------------------------------------------------------------------------------------------

                                             Michigan Limited          New Jersey Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 11,663,301             $  48,296,307
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $    832,998             $   2,593,712

Gross unrealized depreciation                            --                   (21,713)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $    832,998             $   2,571,999
  --------------------------------------------------------------------------------------------------
                                             New York Limited          Ohio Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 84,164,940             $  26,423,054
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  3,213,007             $   1,152,603

Gross unrealized depreciation                            --                        --
  --------------------------------------------------------------------------------------------------

Net realized appreciation                      $  3,213,007             $   1,152,603
  --------------------------------------------------------------------------------------------------

                                             Pennsylvania Limited
                                             Portfolio
-----------------------------------------------------------------------

Aggregate Cost                                 $ 60,582,610
-----------------------------------------------------------------------
Gross unrealized appreciation                  $  2,385,212

Gross unrealized depreciation                        (2,747)
-----------------------------------------------------------------------
Net realized appreciation                      $  2,382,465
-----------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of .15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1997 the California Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio and Ohio Limited Portfolio had a balance outstanding pursuant to this line of credit of $167,000, $418,000, $409,000, $313,000, $479,000, $1,763,000 and $463,000,
  respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1997.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at September 30, 1997, were as follows:

  Limited             Expiration        Futures                          Net Unrealized
  Portfolio              Date           Contracts           Position      Depreciation
  ------------------  -----------  ----------------        ---------     --------------
  California             12/97     24 U.S. Treasury Bonds     Short        $ 73,635
  Florida                12/97     26 U.S. Treasury Bonds     Short        $ 41,281
  Massachusetts          12/97     41 U.S. Treasury Bonds     Short        $ 66,297
  Michigan               12/97      8 U.S. Treasury Bonds     Short        $ 12,926
  New Jersey             12/97     16 U.S. Treasury Bonds     Short        $ 33,131
  New York               12/97     51 U.S. Treasury Bonds     Short        $156,474
  Ohio                   12/97      2 U.S. Treasury Bonds     Short        $  1,887
  Pennsylvania           12/97     50 U.S. Treasury Bonds     Short        $130,794

EV Marathon Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
EV Marathon Limited Maturity Municipals Funds

Officers                         Independent Trustees

THOMAS J. FETTER                 DONALD R. DWIGHT
President                        President, Dwight Partners, Inc.
                                 Chairman, Newspapers of New England, Inc.

JAMES B. HAWKES
Vice President and Trustee       SAMUEL L. HAYES, III
                                 Jacob H. Schiff Professor of Investment
                                 Banking, Harvard University Graduate School of
ROBERT B. MACINTOSH              Business Administration
Vice President

                                 NORTON H. REAMER
JAMES L. O'CONNOR                President and Director, United Asset
Treasurer                        Management Corporation

ALAN R. DYNNER                   JOHN L. THORNDIKE
Secretary                        Director, Fiduciary Company Incorporated

                                 JACK L. TREYNOR
                                 Investment Adviser and Consultant

Limited Maturity Municipals Portfolios

Officers                         Independent Trustees

THOMAS J. FETTER                 DONALD R. DWIGHT
President                        President, Dwight Partners, Inc.
                                 Chairman, Newspapers of
                                 New England, Inc.
JAMES B. HAWKES
Vice President and Trustee
                                 SAMUEL L. HAYES, III
                                 Jacob H. Schiff Professor of Investment
ROBERT B. MACINTOSH              Banking, Harvard University Graduate School of
Vice President                   Business Administration

WILLIAM H. AHERN, JR.            NORTON H. REAMER
Vice President and Portfolio     President and Director, United Asset
Manager of Connecticut,          Management Corporation
Florida, Massachusetts,
Michigan, New Jersey, and
Ohio Limited Maturity            JOHN L. THORNDIKE
Municipals Portfolios            Director, Fiduciary Company Incorporated

NICOLE ANDERES                   JACK L. TREYNOR
Vice President and Portfolio     Investment Adviser and Consultant
Manager of New York Limited
Maturity Municipals Portfolio

TIMOTHY T. BROWSE
Vice President and Portfolio
Manager of Pennsylvania Limited
Maturity Municipals Portfolio

CYNTHIA J. CLEMSON
Vice President and Portfolio
Manager of California Limited
Maturity Municipals Portfolio

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

Investment Advisor of the Limited
Maturity Tax Free Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Marathon Limited Maturity Tax Free Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02110

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                 M-9LTFSRC-11/97